American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Equity Fund
November 30, 2024

Avantis Emerging Markets Equity Fund - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.1%
Brazil — 4.8%
Allos SA	65,561	211,171
Ambev SA, ADR	85,307	180,851
Ambipar Participacoes e Empreendimentos SA(1)	2,100	55,788
Anima Holding SA	600	206
Atacadao SA(1)	21,000	22,477
Auren Energia SA	37,902	61,545
Azul SA, ADR(1)(2)	1,804	4,239
B3 SA - Brasil Bolsa Balcao	133,300	203,601
Banco ABC Brasil SA, Preference Shares	19,292	64,640
Banco Bradesco SA	126,159	232,323
Banco Bradesco SA, ADR	405,898	864,563
Banco BTG Pactual SA	76,100	379,691
Banco do Brasil SA	136,220	556,716
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	40,400	72,383
Banco Mercantil do Brasil SA, Preference Shares	800	5,325
Banco Pan SA, Preference Shares	28,200	33,417
Banco Santander Brasil SA, ADR	28,959	120,469
BB Seguridade Participacoes SA	61,600	342,768
Bemobi Mobile Tech SA	5,500	12,980
BR Advisory Partners Participacoes SA	7,500	18,685
BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,400	36,808
Braskem SA, Class A, ADR(1)(2)	13,074	65,632
Brava Energia	48,639	160,546
BRF SA, ADR	30,252	124,941
C&A Modas SA(1)	33,500	58,851
Caixa Seguridade Participacoes SA	14,000	33,297
Camil Alimentos SA	13,900	16,495
CCR SA	138,800	251,680
Centrais Eletricas Brasileiras SA, ADR(2)	55,225	315,335
Centrais Eletricas Brasileiras SA, Class B Preference Shares	10,400	66,754
Cia Brasileira de Aluminio(1)	15,953	16,545
Cia Brasileira de Distribuicao(1)	52,900	22,859
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	19,200	24,795
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	31,621	482,536
Cia de Saneamento de Minas Gerais Copasa MG	41,300	172,495
Cia De Sanena Do Parana	23,000	111,621
Cia De Sanena Do Parana, Preference Shares	178,400	173,751
Cia Energetica de Minas Gerais, ADR	171,656	334,729
Cia Paranaense de Energia - Copel	23,700	34,230
Cia Paranaense de Energia - Copel, ADR(2)	3,539	20,229
Cia Paranaense de Energia - Copel, Preference Shares	103,000	166,223
Cia Paranaense de Energia - Copel, Preference Shares, ADR(2)	14,158	91,602
Cia Siderurgica Nacional SA, ADR(2)	74,734	139,753
Construtora Tenda SA(1)	11,700	27,243
Cosan SA	140,244	231,689
CPFL Energia SA	18,600	101,211
Cristal Pigmentos do Brasil SA, Preference Shares	200	735
Cury Construtora e Incorporadora SA	44,700	151,184
Cyrela Brazil Realty SA Empreendimentos e Participacoes	48,000	145,832

Dexco SA	57,938	68,754
Dexxos Participacoes SA	3,600	4,948
EcoRodovias Infraestrutura e Logistica SA	54,100	49,453
Embraer SA, ADR(1)	10,866	415,407
Empreendimentos Pague Menos SA	29,100	15,815
Energisa SA	63,500	419,513
Eneva SA(1)	42,000	79,577
Engie Brasil Energia SA	24,400	153,494
Equatorial Energia SA	18,375	92,626
Eucatex SA Industria e Comercio, Preference Shares	3,000	6,766
Even Construtora e Incorporadora SA	21,800	20,326
Ez Tec Empreendimentos e Participacoes SA	16,300	34,026
Fleury SA	8,600	18,581
Fras-Le SA	16,400	54,950
Gerdau SA, ADR	146,887	493,540
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	2,495	543
Grazziotin SA, Preference Shares	200	833
Grendene SA	16,400	14,065
Grupo Casas Bahia SA(1)	11,188	6,824
Grupo Mateus SA	33,900	39,045
Grupo SBF SA	29,300	58,729
Guararapes Confeccoes SA	19,100	21,777
Hapvida Participacoes e Investimentos SA(1)	91,728	40,248
Hidrovias do Brasil SA(1)	16,700	8,271
Hypera SA	7,300	23,477
Iguatemi SA	39,437	123,618
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	4,000	9,979
Inter & Co., Inc.	1,491	6,805
Iochpe Maxion SA	29,500	55,305
Irani Papel e Embalagem SA	5,300	6,245
IRB-Brasil Resseguros SA(1)	14,647	96,863
Isa Energia Brasil SA, Preference Shares	30,200	119,760
Itau Unibanco Holding SA, ADR	229,626	1,230,795
Jalles Machado SA	18,157	15,239
JBS SA	62,500	384,133
JHSF Participacoes SA	26,500	18,630
Kepler Weber SA	37,300	60,381
Klabin SA	104,800	379,013
Lavvi Empreendimentos Imobiliarios SA	5,200	6,888
Light SA(1)	15,600	11,149
Localiza Rent a Car SA	15,248	95,237
LOG Commercial Properties e Participacoes SA	4,900	16,328
Log-in Logistica Intermodal SA(1)	5,558	17,930
Lojas Quero-Quero SA	43,536	18,379
Lojas Renner SA	186,170	458,865
M Dias Branco SA	7,800	28,248
Magazine Luiza SA(1)	11,615	17,065
Mahle Metal Leve SA	11,600	52,035
Marfrig Global Foods SA(1)	92,343	284,083
Marisa Lojas SA(1)	19,457	3,072
Meliuz SA(1)	9,220	4,812
Metalurgica Gerdau SA, Preference Shares	80,500	152,255
Mills Locacao Servicos e Logistica SA	12,849	19,882
Minerva SA(1)	60,100	56,536
Moura Dubeux Engenharia SA	9,100	18,618

Movida Participacoes SA(1)	24,200	20,513
MRV Engenharia e Participacoes SA(1)	85,800	73,725
Multilaser Industrial SA(1)	62,800	12,629
Multiplan Empreendimentos Imobiliarios SA	11,400	44,677
Natura & Co. Holding SA	24,178	54,409
NU Holdings Ltd., Class A(1)	6,751	84,590
Oceanpact Servicos Maritimos SA(1)	13,400	12,205
Odontoprev SA	42,160	75,816
Orizon Valorizacao de Residuos SA(1)	3,300	22,767
Pagseguro Digital Ltd., Class A(1)	28,413	208,551
Patria Investments Ltd., Class A	2,963	35,437
Pet Center Comercio e Participacoes SA	93,200	66,452
Petroleo Brasileiro SA, ADR	107,979	1,541,940
Petroleo Brasileiro SA, ADR, Preference Shares	138,172	1,801,763
Petroreconcavo SA	27,600	74,954
Plano & Plano Desenvolvimento Imobiliario SA	18,100	37,212
Porto Seguro SA	3,800	23,873
Portobello SA(1)	18,400	12,355
Positivo Tecnologia SA	18,500	15,589
PRIO SA	82,300	545,630
Profarma Distribuidora de Produtos Farmaceuticos SA	1,200	1,362
Raia Drogasil SA	69,932	277,668
Raizen SA, Preference Shares	182,400	79,426
Randon SA Implementos e Participacoes, Preference Shares	38,200	64,886
Rede D'Or Sao Luiz SA	17,010	75,455
Romi SA	7,778	11,738
Rumo SA	27,200	86,887
Santos Brasil Participacoes SA	85,400	180,684
Sao Carlos Empreendimentos e Participacoes SA	100	336
Sao Martinho SA	37,100	152,857
Ser Educacional SA(1)	19,400	19,507
Serena Energia SA(1)	55,200	56,239
Simpar SA(1)	59,500	44,797
SLC Agricola SA	39,040	112,251
Smartfit Escola de Ginastica e Danca SA	15,700	46,916
StoneCo Ltd., A Shares(1)	10,828	102,649
Suzano SA, ADR(2)	52,863	547,132
SYN prop e tech SA	7,800	10,293
Taurus Armas SA, Preference Shares	10,600	16,049
Tegma Gestao Logistica SA	4,500	22,437
Telefonica Brasil SA, ADR	15,298	125,597
TIM SA, ADR	18,131	233,890
TOTVS SA	12,900	58,510
Transmissora Alianca de Energia Eletrica SA	6,200	34,685
Tres Tentos Agroindustrial SA	14,300	32,085
Trisul SA	15,400	13,181
Tupy SA	14,700	50,329
Ultrapar Participacoes SA, ADR	58,586	172,829
Unipar Carbocloro SA, Class B Preference Shares	1,206	10,198
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	71,700	72,811
Vale SA, ADR	182,473	1,799,184
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	17,600	70,496
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	86,200	81,088
Vibra Energia SA	164,000	557,406
Vivara Participacoes SA	15,300	57,418

Vulcabras SA	10,900	29,239
WEG SA	69,500	621,097
Wilson Sons SA	35,500	92,455
Wiz Co.	4,600	4,442
XP, Inc., Class A	29,741	402,693
YDUQS Participacoes SA	13,000	19,186
Zamp SA(1)	16,028	7,725
		24,154,375
Chile — 0.5%
Aguas Andinas SA, A Shares	164,314	49,764
Banco de Chile	2,513,416	286,706
Banco de Credito e Inversiones SA	7,079	200,905
Banco Itau Chile SA	4,740	49,836
Banco Santander Chile, ADR	4,939	93,693
Besalco SA	2,057	1,186
CAP SA(1)	6,824	36,921
Cencosud SA	120,059	252,703
Cencosud Shopping SA	29,082	45,663
Cia Cervecerias Unidas SA, ADR(2)	8,832	101,215
Cia Sud Americana de Vapores SA	1,175,240	62,801
Colbun SA	1,077,433	135,314
Embotelladora Andina SA, Class B Preference Shares	49,724	145,897
Empresa Nacional de Telecomunicaciones SA	21,346	64,427
Empresas CMPC SA	100,649	157,196
Empresas Copec SA	26,306	164,509
Enel Americas SA	1,084,157	99,539
Enel Chile SA	2,448,254	134,546
Engie Energia Chile SA(1)	14,725	13,273
Falabella SA(1)	48,439	165,937
Grupo Security SA	30,991	8,368
Inversiones Aguas Metropolitanas SA	3,430	2,588
Parque Arauco SA	45,531	72,869
Ripley Corp. SA(1)	168,455	46,349
Salfacorp SA	2,048	1,165
Sociedad Quimica y Minera de Chile SA, ADR(2)	4,759	183,031
SONDA SA	1,402	502
		2,576,903
China — 24.3%
361 Degrees International Ltd.	128,000	65,774
3SBio, Inc.(1)	233,000	171,551
AAC Technologies Holdings, Inc.	89,000	402,289
Agile Group Holdings Ltd.(1)	766,000	79,464
Agora, Inc., ADR(1)(2)	10,540	54,386
Agricultural Bank of China Ltd., H Shares	1,706,000	854,615
Air China Ltd., H Shares(1)(2)	28,000	18,185
Ajisen China Holdings Ltd.	4,000	423
AK Medical Holdings Ltd.(2)	8,000	5,537
Akeso, Inc.(1)	37,000	349,254
Alibaba Group Holding Ltd., ADR	69,712	6,090,737
Alibaba Health Information Technology Ltd.(1)(2)	74,000	35,096
Alibaba Pictures Group Ltd.(1)	860,000	47,251
A-Living Smart City Services Co. Ltd.(2)	114,750	43,919
Aluminum Corp. of China Ltd., H Shares	532,000	317,990
ANE Cayman, Inc.(1)	159,000	166,793
Angang Steel Co. Ltd., H Shares(1)	4,000	728

Anhui Conch Cement Co. Ltd., H Shares	94,500	247,694
Anhui Expressway Co. Ltd., H Shares	80,000	93,534
ANTA Sports Products Ltd.(2)	146,000	1,458,250
AsiaInfo Technologies Ltd.(2)	8,000	6,123
Atour Lifestyle Holdings Ltd., ADR	8,541	214,806
Autohome, Inc., ADR	5,218	143,547
BAIC Motor Corp. Ltd., H Shares	553,000	159,975
Baidu, Inc., ADR(1)	6,314	537,006
Bairong, Inc.(1)	18,500	22,488
Bank of China Ltd., H Shares	5,888,000	2,745,375
Bank of Chongqing Co. Ltd., H Shares	113,500	83,899
Bank of Communications Co. Ltd., H Shares	711,000	515,056
BBMG Corp., H Shares	5,000	529
BeiGene Ltd., ADR(1)	885	190,275
Beijing Capital International Airport Co. Ltd., H Shares(1)	94,000	32,502
Beijing Enterprises Holdings Ltd.	54,000	170,244
Beijing Jingneng Clean Energy Co. Ltd., H Shares	424,000	98,920
Beijing North Star Co. Ltd., H Shares	4,000	418
Binjiang Service Group Co. Ltd.	10,500	23,960
BOC Aviation Ltd.	26,900	208,349
BOE Varitronix Ltd.(2)	88,000	62,990
Bosideng International Holdings Ltd.	1,016,000	530,512
Brilliance China Automotive Holdings Ltd.	816,000	302,318
BYD Co. Ltd., H Shares	54,000	1,781,189
BYD Electronic International Co. Ltd.	95,500	427,218
C&D Property Management Group Co. Ltd.	12,000	3,753
Canadian Solar, Inc.(1)(2)	621	7,707
Cango, Inc., ADR(1)	5,200	21,528
Canvest Environmental Protection Group Co. Ltd.(2)	135,000	77,220
Cathay Group Holdings, Inc.	12,000	1,875
Central China New Life Ltd.(1)	62,000	9,593
Chaowei Power Holdings Ltd.	36,000	6,679
Cheetah Mobile, Inc., ADR(1)	61	353
China Aircraft Leasing Group Holdings Ltd.	1,000	406
China BlueChemical Ltd., H Shares	358,000	92,148
China Bohai Bank Co. Ltd., H Shares(1)	215,000	24,368
China Chunlai Education Group Co. Ltd.	44,000	24,403
China Cinda Asset Management Co. Ltd., H Shares	1,306,000	212,579
China CITIC Bank Corp. Ltd., H Shares	964,000	615,938
China Coal Energy Co. Ltd., H Shares	320,000	380,585
China Communications Services Corp. Ltd., H Shares	642,000	338,340
China Conch Environment Protection Holdings Ltd.	5,500	506
China Conch Venture Holdings Ltd.	342,500	293,821
China Construction Bank Corp., H Shares	7,181,000	5,429,260
China Datang Corp. Renewable Power Co. Ltd., H Shares(2)	756,000	194,870
China Dongxiang Group Co. Ltd.(1)	210,000	9,860
China East Education Holdings Ltd.(2)	210,000	78,088
China Eastern Airlines Corp. Ltd., H Shares(1)(2)	14,000	4,481
China Education Group Holdings Ltd.	335,645	150,729
China Everbright Bank Co. Ltd., H Shares	405,000	140,791
China Everbright Environment Group Ltd.	676,000	306,060
China Everbright Greentech Ltd.	104,000	10,743
China Everbright Ltd.	122,000	81,921
China Feihe Ltd.	745,000	550,903
China Foods Ltd.	32,000	10,062

China Galaxy Securities Co. Ltd., H Shares	439,000	398,980
China Gas Holdings Ltd.	182,000	151,206
China Glass Holdings Ltd.(1)	156,000	9,597
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	51,000	5,330
China Hongqiao Group Ltd.	675,500	992,095
China International Capital Corp. Ltd., H Shares(2)	79,200	138,663
China Isotope & Radiation Corp.	2,200	3,084
China Kepei Education Group Ltd.(1)	68,000	12,101
China Lesso Group Holdings Ltd.	220,000	99,705
China Life Insurance Co. Ltd., Class H	232,580	444,139
China Lilang Ltd.	24,000	11,746
China Longyuan Power Group Corp. Ltd., H Shares	617,000	510,756
China Medical System Holdings Ltd.	248,000	250,689
China Meidong Auto Holdings Ltd.(2)	54,000	16,207
China Mengniu Dairy Co. Ltd.	510,000	1,123,153
China Merchants Bank Co. Ltd., H Shares	365,000	1,673,016
China Merchants Land Ltd.(1)	40,000	1,319
China Merchants Port Holdings Co. Ltd.	173,814	275,647
China Minsheng Banking Corp. Ltd., H Shares	933,500	364,275
China Modern Dairy Holdings Ltd.(2)	552,000	58,370
China National Building Material Co. Ltd., H Shares	632,000	271,166
China New Higher Education Group Ltd.	234,000	27,467
China Nonferrous Mining Corp. Ltd.	411,000	269,109
China Oriental Group Co. Ltd.	26,000	3,821
China Pacific Insurance Group Co. Ltd., H Shares	371,600	1,176,449
China Petroleum & Chemical Corp., Class H	2,098,300	1,127,592
China Power International Development Ltd.	1,240,000	472,913
China Railway Group Ltd., H Shares	339,000	163,864
China Railway Signal & Communication Corp. Ltd., H Shares	31,000	12,335
China Rare Earth Holdings Ltd.(1)	68,000	3,725
China Resources Beer Holdings Co. Ltd.	70,000	237,690
China Resources Building Materials Technology Holdings Ltd.	732,000	168,805
China Resources Gas Group Ltd.	102,400	367,532
China Resources Land Ltd.	289,500	865,425
China Resources Mixc Lifestyle Services Ltd.	43,000	163,061
China Resources Pharmaceutical Group Ltd.	64,500	43,608
China Resources Power Holdings Co. Ltd.	416,000	953,128
China Sanjiang Fine Chemicals Co. Ltd.(1)	48,000	10,538
China Shenhua Energy Co. Ltd., H Shares	205,000	852,427
China Shineway Pharmaceutical Group Ltd.	72,000	90,226
China South City Holdings Ltd.(1)(2)	148,000	3,943
China Starch Holdings Ltd.	515,000	11,309
China Sunshine Paper Holdings Co. Ltd.(1)	69,000	15,104
China Suntien Green Energy Corp. Ltd., H Shares	162,000	70,788
China Taiping Insurance Holdings Co. Ltd.	501,800	796,305
China Tower Corp. Ltd., H Shares	6,246,000	821,880
China Traditional Chinese Medicine Holdings Co. Ltd.(1)(2)	662,000	188,339
China Travel International Investment Hong Kong Ltd.	318,000	39,812
China Vanke Co. Ltd., H Shares(1)(2)	97,700	81,267
China Water Affairs Group Ltd.	120,000	67,142
China XLX Fertiliser Ltd.	234,000	123,514
China Yongda Automobiles Services Holdings Ltd.	249,000	61,748
China Youran Dairy Group Ltd.(1)(2)	301,000	53,321
China Yuhua Education Corp. Ltd.(1)	328,000	15,630
Chongqing Rural Commercial Bank Co. Ltd., H Shares	147,000	80,842

Chow Tai Fook Jewellery Group Ltd.	214,200	197,640
CIMC Enric Holdings Ltd.	156,000	135,941
CITIC Ltd.	442,000	494,099
CITIC Securities Co. Ltd., H Shares	148,825	424,461
CMGE Technology Group Ltd.(1)(2)	110,000	11,215
CMOC Group Ltd., H Shares	354,000	265,262
COFCO Joycome Foods Ltd.(1)(2)	974,000	180,883
Concord New Energy Group Ltd.	1,440,000	96,521
Consun Pharmaceutical Group Ltd.	90,000	93,802
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	48,000	36,676
COSCO SHIPPING Holdings Co. Ltd., Class H	248,549	348,872
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	8,303
COSCO SHIPPING Ports Ltd.(2)	282,254	164,307
Country Garden Services Holdings Co. Ltd.	308,000	224,405
CPMC Holdings Ltd.(1)	52,000	45,944
CSPC Pharmaceutical Group Ltd.	1,345,200	880,240
CSSC Hong Kong Shipping Co. Ltd.	248,000	51,433
Daqo New Energy Corp., ADR(1)(2)	16,280	326,088
Datang International Power Generation Co. Ltd., H Shares	6,000	1,090
Digital China Holdings Ltd.(2)	152,000	73,795
Dongfeng Motor Group Co. Ltd., Class H(2)	356,000	160,700
Dongyue Group Ltd.	296,000	262,001
DPC Dash Ltd.(1)(2)	3,500	35,174
Edvantage Group Holdings Ltd.	92,754	23,455
ENN Energy Holdings Ltd.	18,500	125,738
Essex Bio-technology Ltd.	21,000	7,935
Excellence Commercial Property & Facilities Management Group Ltd.	65,000	10,690
FIH Mobile Ltd.(1)(2)	284,000	34,024
FinVolution Group, ADR	40,616	283,500
First Tractor Co. Ltd., H Shares(2)	12,000	11,186
Flat Glass Group Co. Ltd., H Shares(2)	4,000	7,177
Fosun International Ltd.	299,000	162,602
Fountain SET Holdings Ltd.	6,000	488
Fu Shou Yuan International Group Ltd.	314,000	156,677
Fufeng Group Ltd.	327,000	199,701
Fuyao Glass Industry Group Co. Ltd., H Shares	54,000	363,442
Ganfeng Lithium Group Co. Ltd., H Shares(2)	16,480	53,547
GCL Technology Holdings Ltd.(1)(2)	1,614,000	302,627
GDS Holdings Ltd., Class A(1)	206,400	513,079
Geely Automobile Holdings Ltd.	1,174,000	2,113,897
Gemdale Properties & Investment Corp. Ltd.(2)	1,556,000	59,396
Genertec Universal Medical Group Co. Ltd.	209,000	126,052
GF Securities Co. Ltd., H Shares	111,600	154,445
GHW International(1)	60,000	22,396
Goodbaby International Holdings Ltd.(1)	58,000	6,658
Grand Pharmaceutical Group Ltd.	271,500	158,610
Great Wall Motor Co. Ltd., H Shares(2)	241,000	390,350
Greatview Aseptic Packaging Co. Ltd.	30,000	9,701
Greentown China Holdings Ltd.(2)	259,500	319,686
Greentown Management Holdings Co. Ltd.(2)	181,000	70,150
Guangdong Investment Ltd.	348,000	218,811
Guangzhou Automobile Group Co. Ltd., H Shares(2)	152,000	58,428
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	754,000	161,599
Guotai Junan Securities Co. Ltd., H Shares	4,400	6,545
H World Group Ltd., ADR	29,360	944,511

Haichang Ocean Park Holdings Ltd.(1)(2)	937,000	49,461
Haidilao International Holding Ltd.	165,000	332,457
Haier Smart Home Co. Ltd., H Shares	107,200	360,559
Hainan Meilan International Airport Co. Ltd., H Shares(1)	20,000	22,288
Haitian International Holdings Ltd.	60,000	153,080
Haitong Securities Co. Ltd., H Shares(2)	252,000	225,098
Hangzhou Tigermed Consulting Co. Ltd., H Shares(2)	1,700	7,406
Hansoh Pharmaceutical Group Co. Ltd.	120,000	299,045
Harbin Electric Co. Ltd., H Shares	92,000	30,147
Hebei Construction Group Corp. Ltd., H Shares(1)(2)	3,000	232
Hello Group, Inc., ADR	50,050	336,836
Hengan International Group Co. Ltd.	105,000	301,604
Hisense Home Appliances Group Co. Ltd., H Shares(2)	74,000	209,851
Homeland Interactive Technology Ltd.	24,000	4,762
Hopson Development Holdings Ltd.(1)	42,163	16,898
Hua Hong Semiconductor Ltd.(2)	71,000	188,594
Huabao International Holdings Ltd.(2)	110,000	31,807
Huadian Power International Corp. Ltd., H Shares(2)	30,000	13,335
Huaneng Power International, Inc., H Shares(2)	586,000	305,648
Huatai Securities Co. Ltd., H Shares	137,800	238,338
Huazhong In-Vehicle Holdings Co. Ltd.(2)	40,000	1,183
Hygeia Healthcare Holdings Co. Ltd.(1)(2)	6,000	12,435
iDreamSky Technology Holdings Ltd.(1)(2)	124,800	40,763
Industrial & Commercial Bank of China Ltd., H Shares	4,032,000	2,377,271
Ingdan, Inc.(1)	66,000	11,311
Inkeverse Group Ltd.	228,000	57,454
Innovent Biologics, Inc.(1)	15,000	74,807
iQIYI, Inc., ADR(1)(2)	82,778	178,800
JD Health International, Inc.(1)	103,000	379,939
JD Logistics, Inc.(1)	386,300	697,143
JD.com, Inc., ADR	13,011	486,351
JD.com, Inc., Class A	4,138	77,352
Jiangsu Expressway Co. Ltd., H Shares	78,000	79,260
Jiangxi Copper Co. Ltd., H Shares	119,000	192,080
Jinchuan Group International Resources Co. Ltd.(2)	703,000	48,316
Jinke Smart Services Group Co. Ltd., H Shares(1)	11,000	9,335
Jinxin Fertility Group Ltd.(2)	391,500	151,178
Jiumaojiu International Holdings Ltd.(2)	77,000	33,257
JNBY Design Ltd.	55,500	104,812
JOYY, Inc., ADR(1)	4,883	189,705
Jutal Offshore Oil Services Ltd.	38,000	3,135
Kangji Medical Holdings Ltd.(2)	44,500	34,200
Kanzhun Ltd., ADR	3,034	40,959
KE Holdings, Inc., ADR	19,568	368,857
Kinetic Development Group Ltd.	300,000	50,527
Kingboard Holdings Ltd.	146,500	353,178
Kingboard Laminates Holdings Ltd.	170,500	162,915
Kingsoft Corp. Ltd.	45,600	185,476
Kuaishou Technology(1)(2)	240,300	1,506,585
Kunlun Energy Co. Ltd.	290,000	274,451
KWG Group Holdings Ltd.(1)	217,000	12,722
KWG Living Group Holdings Ltd.(1)	143,500	6,369
Lee & Man Paper Manufacturing Ltd.	218,000	65,290
Legend Biotech Corp., ADR(1)	725	30,501
Lenovo Group Ltd.	134,000	158,565

LexinFintech Holdings Ltd., ADR	42,808	217,037
Li Auto, Inc., ADR(1)	78,040	1,847,987
Li Ning Co. Ltd.	45,500	94,520
Linklogis, Inc., Class B(2)	97,500	21,167
Longfor Group Holdings Ltd.(2)	391,983	556,823
Lonking Holdings Ltd.	511,000	93,572
Luye Pharma Group Ltd.(1)(2)	526,500	171,158
LVGEM China Real Estate Investment Co. Ltd.(1)	218,000	16,058
Maanshan Iron & Steel Co. Ltd., H Shares(1)(2)	4,000	599
Maoyan Entertainment(1)(2)	3,800	4,353
Meituan, Class B(1)	171,810	3,624,034
Metallurgical Corp. of China Ltd., H Shares	5,000	1,058
Microport Cardioflow Medtech Corp.(1)	45,000	4,071
Midea Group Co. Ltd.(1)	13,100	116,772
Midea Real Estate Holding Ltd.(1)(2)	119,400	45,154
Ming Yuan Cloud Group Holdings Ltd.(1)(2)	32,000	11,082
MINISO Group Holding Ltd., ADR(2)	11,647	233,056
Minsheng Education Group Co. Ltd.(1)	34,000	877
Minth Group Ltd.(1)	238,000	409,287
MMG Ltd.(1)	1,409,600	483,835
Mobvista, Inc.(1)	25,000	25,800
NetDragon Websoft Holdings Ltd.	59,500	77,344
NetEase, Inc., ADR	19,890	1,739,977
New China Life Insurance Co. Ltd., H Shares	188,600	579,663
New Oriental Education & Technology Group, Inc., ADR	6,226	363,100
Newborn Town, Inc.(1)	126,000	59,691
Nexteer Automotive Group Ltd.	211,000	78,327
Nine Dragons Paper Holdings Ltd.(1)	245,000	99,995
NIO, Inc., ADR(1)	17,882	80,111
Niu Technologies, ADR(1)	19,533	36,331
Noah Holdings Ltd., ADR	12,406	162,767
Nongfu Spring Co. Ltd., H Shares(2)	57,400	246,216
Onewo, Inc., Class H(2)	23,900	67,424
Orient Overseas International Ltd.	19,000	243,614
PDD Holdings, Inc., ADR(1)	23,726	2,290,983
People's Insurance Co. Group of China Ltd., H Shares	1,383,000	661,991
Perennial Energy Holdings Ltd.	40,000	5,408
PetroChina Co. Ltd., Class H	1,592,400	1,133,790
Pharmaron Beijing Co. Ltd., H Shares(2)	5,850	10,126
PICC Property & Casualty Co. Ltd., H Shares	420,000	637,688
Ping An Insurance Group Co. of China Ltd., H Shares	587,006	3,413,899
Poly Property Group Co. Ltd.	591,362	123,045
Poly Property Services Co. Ltd., Class H(2)	30,000	122,298
Pop Mart International Group Ltd.	74,200	861,336
Postal Savings Bank of China Co. Ltd., H Shares	876,000	498,902
Powerlong Commercial Management Holdings Ltd.(1)(2)	8,500	2,651
PW Medtech Group Ltd.	7,000	927
Q Technology Group Co. Ltd.(1)(2)	79,000	60,881
Qifu Technology, Inc., ADR	41,946	1,598,562
Qingling Motors Co. Ltd., H Shares(1)	6,000	395
Qudian, Inc., ADR(1)	37,345	117,263
Radiance Holdings Group Co. Ltd.(1)(2)	182,000	73,017
Road King Infrastructure Ltd.(1)	5,000	776
Scholar Education Group(1)	51,000	34,014
Seazen Group Ltd.(1)(2)	936,000	241,398

Shandong Hi-Speed New Energy Group Ltd.(1)	20,000	4,495
Shanghai Chicmax Cosmetic Co. Ltd.(2)	15,000	60,540
Shanghai Conant Optical Co. Ltd., Class H(2)	93,000	172,193
Shanghai Electric Group Co. Ltd., H Shares(1)(2)	40,000	15,053
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares(2)	15,500	28,604
Shanghai Haohai Biological Technology Co. Ltd., H Shares	280	1,006
Shanghai Industrial Holdings Ltd.	114,000	169,495
Shanghai Industrial Urban Development Group Ltd.	1,600	80
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	49,200	82,326
Shenzhen Expressway Corp. Ltd., H Shares	72,000	64,922
Shenzhen International Holdings Ltd.	351,024	289,321
Shenzhen Investment Ltd.	268,000	30,355
Shenzhou International Group Holdings Ltd.	42,800	331,346
Shimao Services Holdings Ltd.(1)	49,000	5,656
Shoucheng Holdings Ltd.(2)	113,200	14,032
Shougang Fushan Resources Group Ltd.	392,666	133,122
Shui On Land Ltd.	909,000	80,885
Sihuan Pharmaceutical Holdings Group Ltd.	1,665,000	148,233
Simcere Pharmaceutical Group Ltd.(2)	80,000	72,183
Sino Biopharmaceutical Ltd.	523,000	220,348
Sinopec Engineering Group Co. Ltd., H Shares	342,500	252,437
Sinopec Kantons Holdings Ltd.	30,000	16,295
Sinopec Shanghai Petrochemical Co. Ltd., Class H(1)	36,500	5,453
Sinopharm Group Co. Ltd., H Shares	117,200	307,217
Sinotrans Ltd., H Shares	4,000	1,679
Sinotruk Hong Kong Ltd.	53,000	147,171
Skyworth Group Ltd.	241,538	93,503
SOHO China Ltd.(1)	54,500	5,139
Sohu.com Ltd., ADR(1)	6,119	79,608
SSY Group Ltd.	320,000	146,804
Sun Art Retail Group Ltd.	316,000	105,632
Sun King Technology Group Ltd.(1)	24,000	3,563
Sunac Services Holdings Ltd.(2)	632,386	146,162
Sunny Optical Technology Group Co. Ltd.	34,300	280,173
SY Holdings Group Ltd.(2)	194,000	180,956
TAL Education Group, ADR(1)	29,584	293,769
Tencent Holdings Ltd.	303,600	15,678,894
Tencent Music Entertainment Group, ADR	27,062	308,777
Tian Ge Interactive Holdings Ltd.	5,000	366
Tiangong International Co. Ltd.(2)	202,000	54,451
Tianjin Port Development Holdings Ltd.	12,000	930
Tianli International Holdings Ltd.	405,000	225,097
Tianneng Power International Ltd.(2)	246,000	207,629
Tingyi Cayman Islands Holding Corp.	468,000	588,330
Tong Ren Tang Technologies Co. Ltd., H Shares	71,000	46,272
Tongcheng Travel Holdings Ltd.	151,600	372,702
Tongda Group Holdings Ltd.(1)	745,000	7,979
Tongdao Liepin Group(1)	12,800	4,218
Topsports International Holdings Ltd.	344,000	108,481
TravelSky Technology Ltd., H Shares	204,000	276,077
Trip.com Group Ltd., ADR(1)	14,698	950,226
Tsaker New Energy Tech Co. Ltd.	72,500	7,926
Tsingtao Brewery Co. Ltd., H Shares	36,000	225,905
Tuhu Car, Inc.(1)(2)	62,800	173,367
Tuya, Inc., ADR	12,017	20,789

Uni-President China Holdings Ltd.	173,000	153,176
United Strength Power Holdings Ltd.(1)(2)	2,000	444
Vipshop Holdings Ltd., ADR	55,067	760,475
Viva Biotech Holdings(1)	74,500	8,672
Vnet Group, Inc., ADR(1)	46,290	179,605
Want Want China Holdings Ltd.	1,249,000	704,031
Wasion Holdings Ltd.	134,000	117,386
Weibo Corp., ADR	17,184	164,966
Weichai Power Co. Ltd., H Shares	103,000	142,826
Weilong Delicious Global Holdings Ltd.	72,600	67,590
West China Cement Ltd.(2)	540,000	105,731
Wuling Motors Holdings Ltd.	160,000	8,986
WuXi AppTec Co. Ltd., H Shares(2)	46,607	283,847
Wuxi Biologics Cayman, Inc.(1)	55,000	106,069
Xiabuxiabu Catering Management China Holdings Co. Ltd.	132,500	14,590
Xin Point Holdings Ltd.	12,000	6,105
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	16,000	20,012
Xinte Energy Co. Ltd., H Shares(1)(2)	74,400	81,733
Xinyi Energy Holdings Ltd.(2)	468,384	48,337
Xinyi Solar Holdings Ltd.(2)	872,541	389,752
XJ International Holdings Co. Ltd.(1)(2)	1,008,000	18,726
Xtep International Holdings Ltd.	476,000	323,534
Xunlei Ltd., ADR(1)	887	1,752
Yadea Group Holdings Ltd.	126,000	200,322
Yankuang Energy Group Co. Ltd., H Shares(2)	311,300	358,843
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	77,400	90,558
Yidu Tech, Inc.(1)(2)	31,400	22,121
Yihai International Holding Ltd.	130,000	228,128
Yiren Digital Ltd., ADR	6,125	30,809
Yixin Group Ltd.	462,000	39,980
Youdao, Inc., ADR(1)	285	1,915
Yuexiu Property Co. Ltd.(2)	145,800	106,771
Yuexiu Services Group Ltd.	125,000	51,065
Yuexiu Transport Infrastructure Ltd.	198,000	96,093
Yum China Holdings, Inc.	39,042	1,817,405
Zengame Technology Holding Ltd.	102,000	38,197
Zhejiang Expressway Co. Ltd., H Shares	248,400	163,822
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	6,400	7,919
Zhongsheng Group Holdings Ltd.	62,500	123,992
Zhongyu Energy Holdings Ltd.(1)(2)	54,000	31,570
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	177,000	39,529
Zhuguang Holdings Group Co. Ltd.(1)(2)	600,000	8,000
Zijin Mining Group Co. Ltd., H Shares	150,000	290,744
Zonqing Environmental Ltd.(2)	18,000	15,378
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	114,200	76,774
ZTO Express Cayman, Inc., ADR	58,473	1,110,987
		122,882,174
Colombia — 0.1%
BAC Holding International Corp.	3,792	259
Banco Davivienda SA, Preference Shares(1)	3,823	16,281
Bancolombia SA	8,153	70,952
Bancolombia SA, ADR	3,845	125,732
Cementos Argos SA	33,345	72,359
Corp. Financiera Colombiana SA(1)	3,119	10,835
Ecopetrol SA, ADR	3,730	29,952

Grupo Argos SA	24,875	112,335
Grupo Aval Acciones y Valores SA, Preference Shares	3,792	389
Interconexion Electrica SA ESP	23,290	88,260
		527,354
Czech Republic — 0.2%
CEZ AS	10,549	424,644
Komercni Banka AS	3,727	127,150
Moneta Money Bank AS	28,138	144,943
		696,737
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	282,383	431,556
Greece — 0.6%
Aegean Airlines SA	5,984	60,028
Alpha Services & Holdings SA	146,798	228,314
Athens International Airport SA	3,095	26,370
Eurobank Ergasias Services & Holdings SA, Class A	124,210	263,405
Fourlis Holdings SA	301	1,153
GEK TERNA SA(1)	9,509	187,349
Hellenic Telecommunications Organization SA	7,470	118,045
HELLENiQ ENERGY Holdings SA	17,532	125,960
Holding Co. ADMIE IPTO SA	33,285	83,262
Intrakat Technical & Energy Projects SA(1)	6,983	35,739
Intralot SA-Integrated Information Systems & Gaming Services(1)	15,819	15,284
Jumbo SA	4,852	126,721
LAMDA Development SA(1)	6,543	49,723
Metlen Energy & Metals SA	3,750	123,531
Motor Oil Hellas Corinth Refineries SA	4,992	103,536
National Bank of Greece SA	42,764	301,890
OPAP SA	9,531	156,368
Optima bank SA	5,008	66,945
Piraeus Financial Holdings SA	85,755	315,329
Public Power Corp. SA	15,145	183,521
Terna Energy SA	1,195	25,122
Titan Cement International SA	4,876	199,942
Viohalco SA	2,419	13,224
		2,810,761
Hong Kong — 0.1%
Asia Cement China Holdings Corp.	43,000	12,390
BAIOO Family Interactive Ltd.(1)	74,000	2,358
Baozun, Inc., ADR(1)	1,003	2,558
Baozun, Inc., Class A(1)	1,700	1,471
Central China Management Co. Ltd.	18,000	127
China Beststudy Education Group(1)	17,000	7,465
China Energy Development Holdings Ltd.(1)	48,000	353
China Harmony Auto Holding Ltd.(1)	28,500	2,289
China Maple Leaf Educational Systems Ltd.(1)	42,000	1,324
China Oil & Gas Group Ltd.(1)	40,000	904
China Renaissance Holdings Ltd.(1)	32,700	12,189
China Shengmu Organic Milk Ltd.	55,000	1,218
China Shuifa Singyes Energy Holdings Ltd.(1)	66,000	2,914
China Xinhua Education Group Ltd.	17,000	1,449
China Zhongwang Holdings Ltd.(1)(2)	81,088	8,755
CIFI Holdings Group Co. Ltd.(1)(2)	282,880	12,157
Coolpad Group Ltd.(1)	372,000	1,434
Country Garden Holdings Co. Ltd.(1)(2)	1,063,210	159,481

Dawnrays Pharmaceutical Holdings Ltd.	7,000	1,080
EVA Precision Industrial Holdings Ltd.	114,000	9,855
Ever Sunshine Services Group Ltd.	90,000	23,729
GOME Retail Holdings Ltd.(1)	1,993,000	5,650
Hi Sun Technology China Ltd.(1)	57,000	2,981
Hilong Holding Ltd.(1)	302,000	2,193
Honliv Healthcare Management Group Co. Ltd.(1)	20,000	4,917
IMAX China Holding, Inc.(1)	4,700	4,351
JH Educational Technology, Inc.(1)	14,000	1,456
Jiayuan International Group Ltd.(1)	52,000	67
Lee & Man Chemical Co. Ltd.	4,000	1,880
Mulsanne Group Holding Ltd.(1)(2)	12,500	751
Pacific Millennium Packaging Group Corp.	2,000	1,567
Pou Sheng International Holdings Ltd.	90,000	6,260
Powerlong Real Estate Holdings Ltd.(1)	62,000	4,661
Prinx Chengshan Holdings Ltd.	6,000	5,898
Redco Properties Group Ltd.(1)	22,000	778
Shanghai Pioneer Holding Ltd.	22,000	6,607
South Manganese Investment Ltd.(1)(2)	210,000	10,517
Trigiant Group Ltd.(1)	6,000	216
Truly International Holdings Ltd.	256,000	34,989
Venus MedTech Hangzhou, Inc., H Shares(1)	9,000	12
Viva Goods Company Ltd.	24,000	1,982
Wharf Holdings Ltd.(2)	73,000	200,846
Yincheng International Holding Co. Ltd.(1)	4,000	—
Youzan Technology Ltd.(1)	80,000	1,035
		565,114
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	36,278	115,172
MOL Hungarian Oil & Gas PLC	44,836	307,305
Opus Global Nyrt	25,590	32,902
OTP Bank Nyrt	12,689	687,794
Richter Gedeon Nyrt	4,825	128,342
		1,271,515
India — 22.2%
20 Microns Ltd.	5,667	15,730
360 ONE WAM Ltd.	10,948	144,933
3M India Ltd.	18	6,885
Aarti Drugs Ltd.	4,275	23,343
Aarti Industries Ltd.	21,152	112,534
Aarti Pharmalabs Ltd.	8,346	62,859
Aavas Financiers Ltd.(1)	6,784	134,759
ABB India Ltd.	1,079	95,000
ACC Ltd.	6,924	182,653
Accelya Solutions India Ltd.	926	17,129
Action Construction Equipment Ltd.	4,267	66,265
Adani Energy Solutions Ltd.(1)	13,550	135,442
Adani Enterprises Ltd.	8,518	249,093
Adani Green Energy Ltd.(1)	6,990	109,866
Adani Ports & Special Economic Zone Ltd.	23,162	327,380
Adani Power Ltd.(1)	54,617	359,614
Adani Total Gas Ltd.	8,578	82,906
Aditya Birla Capital Ltd.(1)	66,865	154,135
Aditya Birla Sun Life Asset Management Co. Ltd.	12,605	129,108
Aegis Logistics Ltd.	15,280	164,532

Agarwal Industrial Corp. Ltd.	1,367	19,280
AGI Greenpac Ltd.	5,613	63,897
AIA Engineering Ltd.	2,717	112,588
Ajanta Pharma Ltd.	3,028	108,613
Akzo Nobel India Ltd.	222	9,755
Alembic Pharmaceuticals Ltd.	8,197	106,191
Alkyl Amines Chemicals	545	12,703
Allcargo Logistics Ltd.	39,128	24,923
Allcargo Terminals Ltd.(1)	9,782	4,589
Allied Digital Services Ltd.	9,140	28,692
Alok Industries Ltd.(1)	30,788	7,780
Amara Raja Energy & Mobility Ltd.	20,664	314,180
Amber Enterprises India Ltd.(1)	3,511	252,632
Ambuja Cements Ltd.	25,656	161,934
Anand Rathi Wealth Ltd.	899	44,355
Anant Raj Ltd.	18,514	148,128
Andhra Paper Ltd.	16,070	18,758
Andhra Sugars Ltd.	20,345	24,132
Angel One Ltd.	2,081	71,609
Anup Engineering Ltd.	1,313	56,881
APL Apollo Tubes Ltd.	12,471	224,408
Apollo Hospitals Enterprise Ltd.	4,263	344,996
Apollo Tyres Ltd.	57,378	347,301
Aptus Value Housing Finance India Ltd.	7,501	28,471
Archean Chemical Industries Ltd.	9,835	83,201
Arvind Fashions Ltd.	12,283	83,000
Arvind Ltd.	33,494	150,328
Arvind SmartSpaces Ltd.	2,390	28,344
Asahi India Glass Ltd.	13,935	113,103
Ashok Leyland Ltd.	72,030	198,322
Ashoka Buildcon Ltd.(1)	37,856	111,959
Asian Paints Ltd.	17,466	513,100
Aster DM Healthcare Ltd.	39,835	236,186
Astral Ltd.	2,185	46,341
AstraZeneca Pharma India Ltd.	87	6,777
Atul Ltd.	639	55,263
AU Small Finance Bank Ltd.	28,817	199,602
AurionPro Solutions Ltd.	629	12,167
Aurobindo Pharma Ltd.	24,462	366,454
Aurum Proptech Ltd.(1)	376	963
Avanti Feeds Ltd.	9,135	63,498
Avenue Supermarts Ltd.(1)	2,943	129,336
Axis Bank Ltd., GDR	16,467	1,102,750
Bajaj Auto Ltd.	4,070	435,842
Bajaj Consumer Care Ltd.	15,148	37,810
Bajaj Electricals Ltd.	1,346	12,236
Bajaj Finance Ltd.	16,159	1,260,710
Bajaj Finserv Ltd.	20,564	385,583
Bajaj Hindusthan Sugar Ltd.(1)	221,576	88,346
Bajel Projects Ltd.(1)	5,663	16,847
Balaji Amines Ltd.	1,730	42,332
Balkrishna Industries Ltd.	8,777	289,375
Balrampur Chini Mills Ltd.	18,717	129,893
Banco Products India Ltd.	4,499	61,819
Bandhan Bank Ltd.	125,213	251,060

Bank of Baroda	34,181	99,954
Bank of Maharashtra	85,420	57,855
BASF India Ltd.	1,301	92,654
Bata India Ltd.	9,595	160,514
Bayer CropScience Ltd.	1,833	123,600
BEML Ltd.	4,753	239,218
Berger Paints India Ltd.	8,059	47,237
Best Agrolife Ltd.	1,760	12,813
Bhansali Engineering Polymers Ltd.	4,258	6,412
Bharat Bijlee Ltd.	1,734	79,757
Bharat Electronics Ltd.	175,846	643,310
Bharat Forge Ltd.	21,353	337,616
Bharat Heavy Electricals Ltd.	85,846	256,605
Bharat Petroleum Corp. Ltd.	166,500	578,327
Bharat Rasayan Ltd.	217	30,465
Bharti Airtel Ltd.	26,351	508,833
Bharti Airtel Ltd.	1,882	27,154
Bikaji Foods International Ltd.	7,260	69,219
Biocon Ltd.	11,885	51,517
Birla Corp. Ltd.	2,240	33,001
Birlasoft Ltd.	14,076	98,740
BLS International Services Ltd.	11,482	53,010
Blue Dart Express Ltd.	897	79,778
Blue Star Ltd.	5,032	110,534
Bombay Burmah Trading Co.	4,932	140,866
Bombay Dyeing & Manufacturing Co. Ltd.	27,868	69,925
Bosch Ltd.	143	59,228
Brigade Enterprises Ltd.	18,836	277,922
Brightcom Group Ltd.(1)	188,567	18,076
Britannia Industries Ltd.	5,178	302,867
BSE Ltd.	11,372	631,103
Can Fin Homes Ltd.	18,625	182,218
Canara Bank	152,390	184,563
Capacit'e Infraprojects Ltd.(1)	13,971	71,852
Caplin Point Laboratories Ltd.	1,037	27,019
Carborundum Universal Ltd.	3,098	53,607
Care Ratings Ltd.	1,529	27,476
Carysil Ltd.	1,860	16,792
Castrol India Ltd.	72,396	172,581
Ceat Ltd.	5,349	195,584
Central Depository Services India Ltd.	6,824	132,935
Century Plyboards India Ltd.	183	1,574
Cera Sanitaryware Ltd.	402	35,310
CESC Ltd.	62,905	129,905
CG Power & Industrial Solutions Ltd.	12,716	110,490
Chambal Fertilisers & Chemicals Ltd.	40,425	247,300
Chemcon Speciality Chemicals Ltd.(1)	561	1,615
Chemplast Sanmar Ltd.(1)	17,320	102,632
Chennai Petroleum Corp. Ltd.	12,992	96,572
Cholamandalam Financial Holdings Ltd.	8,542	165,292
Cholamandalam Investment & Finance Co. Ltd.	34,106	499,256
CIE Automotive India Ltd.	11,356	64,716
Cipla Ltd.	24,070	437,668
City Union Bank Ltd.	70,886	150,901
CMS Info Systems Ltd.	45,867	270,045

Coal India Ltd.	129,719	641,649
Cochin Shipyard Ltd.	14,339	268,684
Coforge Ltd.	586	60,470
Colgate-Palmolive India Ltd.	9,294	318,314
Computer Age Management Services Ltd.	5,036	294,974
Container Corp. of India Ltd.	11,799	116,025
Coromandel International Ltd.	19,989	424,197
Cosmo First Ltd.	5,636	52,298
Craftsman Automation Ltd.	2,692	162,919
CreditAccess Grameen Ltd.	5,896	63,096
CRISIL Ltd.	668	42,429
Crompton Greaves Consumer Electricals Ltd.	25,183	122,397
Cummins India Ltd.	4,689	193,741
Cyient Ltd.	13,890	305,564
Dabur India Ltd.	25,853	161,558
Dalmia Bharat Ltd.	5,784	124,840
Dalmia Bharat Sugar & Industries Ltd.	1,638	8,593
Datamatics Global Services Ltd.	5,211	35,909
DB Corp. Ltd.	13,014	48,131
DCB Bank Ltd.	19,916	29,218
DCM Shriram Industries Ltd.	6,912	15,041
DCM Shriram Ltd.	6,921	94,637
DCW Ltd.(1)	38,894	45,530
Deepak Fertilisers & Petrochemicals Corp. Ltd.	18,272	298,104
Deepak Nitrite Ltd.	5,774	186,655
Delta Corp. Ltd.	3,208	4,480
Devyani International Ltd.(1)	51,787	101,617
Dhani Services Ltd.(1)	50,141	45,996
Dilip Buildcon Ltd.	10,399	59,513
Dish TV India Ltd.(1)	221,711	28,439
Dishman Carbogen Amcis Ltd.(1)	4,829	14,033
Divi's Laboratories Ltd.	3,604	263,487
Dixon Technologies India Ltd.	2,520	473,097
DLF Ltd.	17,606	172,074
D-Link India Ltd.	5,282	35,685
Doms Industries Ltd.	1,828	65,008
Dr. Lal PathLabs Ltd.	2,456	87,380
Dr. Reddy's Laboratories Ltd., ADR	30,679	433,801
Dwarikesh Sugar Industries Ltd.(1)	31,044	24,444
Dynamatic Technologies Ltd.	70	6,406
eClerx Services Ltd.	4,510	186,915
Edelweiss Financial Services Ltd.	128,351	187,471
Eicher Motors Ltd.	5,971	341,893
EID Parry India Ltd.(1)	19,067	194,056
EIH Ltd.	8,637	38,838
Elecon Engineering Co. Ltd.	16,414	113,815
Electrosteel Castings Ltd.	36,739	66,565
Emami Ltd.	34,735	281,915
Endurance Technologies Ltd.	3,250	90,523
Epack Durable Ltd.(1)	14,162	68,943
Epigral Ltd.	2,722	67,249
EPL Ltd.	32,955	100,228
Equinox India Developments Ltd.(1)	46,013	74,830
Equitas Small Finance Bank Ltd.	54,033	39,987
Escorts Kubota Ltd.	4,276	180,207

Eveready Industries India Ltd.	9,278	42,805
Everest Industries Ltd.	1,312	12,671
Everest Kanto Cylinder Ltd.	12,621	31,222
Excel Industries Ltd.	1,451	25,287
Exicom Tele-Systems Ltd.(1)	5,373	17,715
Exide Industries Ltd.	50,863	273,099
FDC Ltd.	1,453	8,820
Federal Bank Ltd.	223,489	558,990
Federal-Mogul Goetze India Ltd.(1)	5,784	27,353
FIEM Industries Ltd.	1,560	28,300
Filatex India Ltd.	43,459	34,735
Fine Organic Industries Ltd.	1,435	88,454
Finolex Cables Ltd.	4,004	54,582
Finolex Industries Ltd.	51,489	164,200
Five-Star Business Finance Ltd.(1)	19,618	152,647
Force Motors Ltd.	351	28,685
Fortis Healthcare Ltd.	37,085	290,128
G R Infraprojects Ltd.(1)	4,953	96,232
Gabriel India Ltd.	10,034	52,795
GAIL India Ltd.	89,154	211,350
Galaxy Surfactants Ltd.	260	8,656
Garware Technical Fibres Ltd.	298	16,428
Geojit Financial Services Ltd.	25,322	35,704
GHCL Ltd.	11,424	81,497
GHCL Textiles Ltd.	5,163	5,907
GIC Housing Finance Ltd.	7,865	20,332
Gillette India Ltd.	729	84,801
GlaxoSmithKline Pharmaceuticals Ltd.	1,424	41,274
Glenmark Life Sciences Ltd.(1)	5,884	75,591
Glenmark Pharmaceuticals Ltd.	28,439	515,321
Globus Spirits Ltd.	1,530	16,045
GMM Pfaudler Ltd.	4,363	63,208
GMR Airports Infrastructure Ltd.(1)	115,370	114,012
GMR Power & Urban Infra Ltd.(1)	12,421	16,979
GNA Axles Ltd.	1,572	7,718
Go Fashion India Ltd.(1)	1,500	19,946
Godawari Power & Ispat Ltd.	63,770	142,845
Godrej Agrovet Ltd.	8,470	75,442
Godrej Consumer Products Ltd.	6,465	95,546
Godrej Industries Ltd.(1)	830	10,595
Godrej Properties Ltd.(1)	3,460	114,065
Gokaldas Exports Ltd.(1)	11,148	127,442
Gokul Agro Resources Ltd.(1)	17,054	68,476
Goldiam International Ltd.	9,189	34,674
Granules India Ltd.	14,660	101,559
Graphite India Ltd.	10,458	64,715
Grasim Industries Ltd.	11,024	340,741
Great Eastern Shipping Co. Ltd.	25,386	331,247
Greaves Cotton Ltd.	29,459	65,384
Greenpanel Industries Ltd.	7,398	30,470
Greenply Industries Ltd.	13,704	55,053
Grindwell Norton Ltd.	1,853	46,189
Gujarat Alkalies & Chemicals Ltd.	3,254	30,320
Gujarat Ambuja Exports Ltd.	30,364	44,760
Gujarat Fluorochemicals Ltd.	757	35,552

Gujarat Gas Ltd.	22,547	128,192
Gujarat Industries Power Co. Ltd.	9,040	22,731
Gujarat Mineral Development Corp. Ltd.	9,795	40,123
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	12,684	96,240
Gujarat Pipavav Port Ltd.	57,229	127,549
Gujarat State Fertilizers & Chemicals Ltd.	38,670	102,913
Gujarat State Petronet Ltd.	45,385	190,808
Gulf Oil Lubricants India Ltd.	3,411	44,743
Hathway Cable & Datacom Ltd.(1)	53,179	10,905
Havells India Ltd.	12,746	259,595
HCL Technologies Ltd.	65,566	1,438,503
HDFC Asset Management Co. Ltd.	8,839	440,852
HDFC Bank Ltd.	147,625	3,150,280
HDFC Life Insurance Co. Ltd.	10,253	79,996
HealthCare Global Enterprises Ltd.(1)	10,614	63,147
HEG Ltd.	9,210	48,323
HeidelbergCement India Ltd.	18,473	47,662
Heritage Foods Ltd.	14,642	85,093
Hero MotoCorp Ltd.	15,685	885,898
HFCL Ltd.	55,288	84,800
HG Infra Engineering Ltd.	4,795	75,781
Hikal Ltd.	6,930	33,850
HIL Ltd.	531	15,890
Himadri Speciality Chemical Ltd., ADR	40,764	255,051
Himatsingka Seide Ltd.	1,947	4,173
Hindalco Industries Ltd.	142,996	1,113,784
Hinduja Global Solutions Ltd.	630	5,169
Hindustan Aeronautics Ltd.	5,250	279,145
Hindustan Construction Co. Ltd.(1)	50,687	25,791
Hindustan Oil Exploration Co. Ltd.(1)	12,291	27,879
Hindustan Petroleum Corp. Ltd.	139,690	635,845
Hindustan Unilever Ltd.	25,525	754,783
Hitachi Energy India Ltd.	989	140,679
HI-Tech Pipes Ltd.	26,394	51,526
Home First Finance Co. India Ltd.	5,952	74,289
Honda India Power Products Ltd.	797	30,161
Housing & Urban Development Corp. Ltd.	16,313	46,268
Huhtamaki India Ltd.	5,133	17,397
I G Petrochemicals Ltd.	1,499	10,918
ICICI Bank Ltd., ADR	69,459	2,121,972
ICICI Lombard General Insurance Co. Ltd.	7,483	165,046
ICICI Prudential Life Insurance Co. Ltd.	9,480	78,632
IDFC First Bank Ltd.(1)	409,345	311,082
IFCI Ltd.(1)	199,888	151,598
IIFL Finance Ltd.	56,360	281,453
IIFL Securities Ltd.	35,571	138,043
India Cements Ltd.(1)	22,426	97,398
India Glycols Ltd.	2,874	43,518
India Shelter Finance Corp. Ltd.(1)	2,795	21,211
IndiaMart InterMesh Ltd.	2,868	79,717
Indian Bank	32,035	218,658
Indian Energy Exchange Ltd.	51,181	107,055
Indian Hotels Co. Ltd.	34,514	324,967
Indian Hume Pipe Co. Ltd.	4,662	22,790
Indian Metals & Ferro Alloys Ltd.	3,462	34,619

Indian Oil Corp. Ltd.	229,124	377,486
Indian Railway Catering & Tourism Corp. Ltd.	9,660	93,624
Indian Renewable Energy Development Agency Ltd.(1)	32,696	79,835
Indo Count Industries Ltd.	10,682	41,153
Indraprastha Gas Ltd.	27,523	106,875
Indraprastha Medical Corp. Ltd.	16,933	92,376
Indus Towers Ltd.(1)	143,088	593,680
IndusInd Bank Ltd.	14,815	174,984
Info Edge India Ltd.	3,310	324,048
Infosys Ltd., ADR(2)	166,892	3,683,306
Ingersoll Rand India Ltd.	307	16,427
Intellect Design Arena Ltd.	9,903	84,294
InterGlobe Aviation Ltd.(1)	4,946	256,943
IOL Chemicals & Pharmaceuticals Ltd.	943	4,140
ION Exchange India Ltd.	5,549	43,595
Ipca Laboratories Ltd.	11,799	215,881
IRB Infrastructure Developers Ltd.	90,820	57,651
IRCON International Ltd.	61,079	152,178
ISGEC Heavy Engineering Ltd.	3,753	63,875
ITD Cementation India Ltd.	23,620	146,507
J Kumar Infraprojects Ltd.	6,357	56,843
Jagran Prakashan Ltd.	9,956	9,927
Jai Balaji Industries Ltd.(1)	2,984	32,202
Jai Corp. Ltd.	9,007	39,152
Jain Irrigation Systems Ltd.(1)	33,922	29,091
Jaiprakash Associates Ltd.(1)	47,432	3,340
Jaiprakash Power Ventures Ltd.(1)	337,329	73,812
Jammu & Kashmir Bank Ltd.	68,191	78,901
Jamna Auto Industries Ltd.	52,330	64,029
JB Chemicals & Pharmaceuticals Ltd.	3,215	66,178
Jindal Poly Films Ltd.	1,475	15,268
Jindal Saw Ltd.	53,281	194,569
Jindal Stainless Ltd.	56,432	457,445
Jindal Steel & Power Ltd.	15,097	162,541
Jio Financial Services Ltd.(1)	191,278	745,812
JK Cement Ltd.	4,664	236,731
JK Lakshmi Cement Ltd.	8,876	82,102
JK Paper Ltd.	25,337	127,279
JK Tyre & Industries Ltd.	22,186	100,761
JM Financial Ltd.	103,344	167,262
Johnson Controls-Hitachi Air Conditioning India Ltd.(1)	2,120	47,028
JSW Energy Ltd.	27,628	214,684
JSW Steel Ltd.	33,287	381,905
Jubilant Foodworks Ltd.	40,011	305,819
Jubilant Ingrevia Ltd.	12,275	114,265
Jubilant Pharmova Ltd.	7,752	113,599
Just Dial Ltd.(1)	979	12,846
Kajaria Ceramics Ltd.	9,194	131,691
Kalpataru Projects International Ltd.	19,004	257,378
Kalyan Jewellers India Ltd.	4,962	42,667
Kansai Nerolac Paints Ltd.	14,918	49,703
Karnataka Bank Ltd.	27,461	69,088
Karur Vysya Bank Ltd.	88,527	248,573
Kaveri Seed Co. Ltd.	5,784	59,342
KCP Ltd.	19,748	57,948

KEC International Ltd.	29,700	371,937
KEI Industries Ltd.	3,584	183,612
Kellton Tech Solutions Ltd.(1)	7,681	13,434
Kennametal India Ltd.	279	10,003
Kfin Technologies Ltd.	4,403	60,857
Kirloskar Brothers Ltd.	2,915	78,774
Kirloskar Ferrous Industries Ltd.	11,193	79,558
Kirloskar Oil Engines Ltd.	9,101	121,134
KNR Constructions Ltd.	31,322	121,388
Kolte-Patil Developers Ltd.	1,397	6,125
Kopran Ltd.	1,454	3,752
Kotak Mahindra Bank Ltd.	50,644	1,061,024
KPIT Technologies Ltd.	15,137	245,867
KPR Mill Ltd.	5,470	63,488
KRBL Ltd.	8,855	32,382
Krishna Institute of Medical Sciences Ltd.(1)	6,610	46,120
L&T Finance Ltd.	138,701	234,643
L&T Technology Services Ltd.	955	59,926
LA Opala RG Ltd.	4,256	16,388
Larsen & Toubro Ltd.	32,418	1,432,258
Laurus Labs Ltd.	27,240	183,265
Laxmi Organic Industries Ltd.	22,759	71,029
LG Balakrishnan & Bros Ltd.	4,509	69,168
LIC Housing Finance Ltd.	37,996	288,125
Linde India Ltd.	348	28,555
Lloyds Metals & Energy Ltd.	10,764	132,899
LT Foods Ltd.	21,706	102,285
LTIMindtree Ltd.	6,465	473,600
Lupin Ltd.	15,997	388,701
LUX Industries Ltd.	1,558	35,510
Macrotech Developers Ltd.	6,267	93,170
Mahanagar Gas Ltd.	7,578	107,099
Maharashtra Scooters Ltd.	167	18,626
Maharashtra Seamless Ltd.	7,016	53,517
Mahindra & Mahindra Financial Services Ltd.	64,129	208,094
Mahindra & Mahindra Ltd.	69,388	2,444,304
Mahindra Holidays & Resorts India Ltd.(1)	11,646	51,068
Mahindra Lifespace Developers Ltd.	2,988	17,524
Mahindra Logistics Ltd.	3,262	14,793
Maithan Alloys Ltd.	2,266	28,645
Man Infraconstruction Ltd.	17,927	49,820
Manali Petrochemicals Ltd.	9,199	6,822
Manappuram Finance Ltd.	129,055	239,495
Mangalam Cement Ltd.	1,245	13,035
Mankind Pharma Ltd.(1)	2,196	66,703
Marico Ltd.	33,427	255,595
Marksans Pharma Ltd.	42,291	172,213
Maruti Suzuki India Ltd.	4,302	565,185
MAS Financial Services Ltd.	4,887	16,079
Matrimony.com Ltd.	690	5,161
Max Financial Services Ltd.(1)	20,710	278,525
Max Healthcare Institute Ltd.	21,114	245,360
Mayur Uniquoters Ltd.	3,364	23,807
Mazagon Dock Shipbuilders Ltd.	3,870	210,762
Medplus Health Services Ltd.(1)	3,363	31,180

Meghmani Organics Ltd.(1)	14,945	17,223
Metropolis Healthcare Ltd.(1)	1,019	25,892
Minda Corp. Ltd.	8,086	47,577
Mirza International Ltd.(1)	9,808	4,533
MOIL Ltd.	7,182	26,945
Motherson Sumi Wiring India Ltd.	46,208	35,108
Motilal Oswal Financial Services Ltd.	24,088	262,942
Mphasis Ltd.	12,490	441,616
MRF Ltd.	187	277,650
Mrs Bectors Food Specialities Ltd.	1,497	32,158
Muthoot Finance Ltd.	14,957	340,282
Narayana Hrudayalaya Ltd.	5,794	87,077
Natco Pharma Ltd.	16,139	263,163
National Aluminium Co. Ltd.	141,463	406,878
Nava Ltd.	19,504	245,353
Navin Fluorine International Ltd.	5,282	219,945
NCC Ltd.	106,551	392,229
NELCO Ltd.	1,884	23,245
NESCO Ltd.	1,414	17,687
Nestle India Ltd.	8,314	220,083
Network18 Media & Investments Ltd.(1)	29,325	27,433
Neuland Laboratories Ltd.	759	150,503
Newgen Software Technologies Ltd.	3,928	55,108
NHPC Ltd.	154,547	149,702
NIIT Learning Systems Ltd.	7,767	43,217
NIIT Ltd.	9,326	24,727
Nippon Life India Asset Management Ltd.	13,564	110,351
NLC India Ltd.	29,084	89,521
NMDC Ltd.	47,531	129,984
NOCIL Ltd.	17,520	54,807
NTPC Ltd.	246,931	1,066,262
Nucleus Software Exports Ltd.	1,557	20,380
Nuvama Wealth Management Ltd.	1,475	114,792
Oberoi Realty Ltd.	6,424	153,023
Oil & Natural Gas Corp. Ltd.	191,593	583,811
Oil India Ltd.	77,969	454,124
One 97 Communications Ltd.(1)	27,542	295,336
OnMobile Global Ltd.(1)	3,493	3,186
Oracle Financial Services Software Ltd.	2,888	401,281
Orient Cement Ltd.	26,643	108,390
Orient Electric Ltd.	31,070	86,467
Page Industries Ltd.	556	294,177
Paisalo Digital Ltd.	72,148	43,854
Panama Petrochem Ltd.	4,381	17,993
Paradeep Phosphates Ltd.	96,077	126,728
PB Fintech Ltd.(1)	6,905	155,487
PC Jeweller Ltd.(1)	24,410	47,370
Pearl Global Industries Ltd.	4,412	63,267
Pennar Industries Ltd.(1)	21,103	52,294
Persistent Systems Ltd.	7,634	535,002
Petronet LNG Ltd.	110,105	435,263
Phoenix Mills Ltd.	5,272	103,633
PI Industries Ltd.	7,265	350,116
Pidilite Industries Ltd.	3,031	110,024
Piramal Enterprises Ltd.	10,121	142,305

Piramal Pharma Ltd.	18,577	59,197
Pitti Engineering Ltd.	1,083	18,716
PIX Transmissions Ltd.	1,443	43,529
PNB Housing Finance Ltd.(1)	19,386	205,053
PNC Infratech Ltd.	17,907	62,972
Pokarna Ltd.	2,667	33,777
Polycab India Ltd.	1,929	167,021
Polyplex Corp. Ltd.	3,736	56,923
Pondy Oxides & Chemicals Ltd.	3,814	39,780
Power Finance Corp. Ltd.	143,742	844,201
Power Grid Corp. of India Ltd.	301,760	1,178,139
Power Mech Projects Ltd.	1,510	50,751
Prakash Industries Ltd.	19,193	38,235
Prakash Pipes Ltd.	3,503	21,301
Precision Camshafts Ltd.	8,326	32,899
Prestige Estates Projects Ltd.	8,021	157,287
Pricol Ltd.(1)	15,569	89,430
Prime Focus Ltd.(1)	11,944	17,988
Prince Pipes & Fittings Ltd.	10,830	54,811
Prism Johnson Ltd.(1)	6,392	14,283
Prudent Corporate Advisory Services Ltd.	1,266	45,673
PSP Projects Ltd.(1)	2,983	23,757
PTC India Ltd.	56,480	116,522
Punjab National Bank	135,752	169,341
Quess Corp. Ltd.	6,356	53,157
Railtel Corp. of India Ltd.	23,973	116,648
Rain Industries Ltd.	40,242	73,496
Rainbow Children's Medicare Ltd.	7,663	144,301
Rajesh Exports Ltd.(1)	5,055	14,262
Rallis India Ltd.	2,331	9,192
Ramco Cements Ltd.	21,002	252,744
Ramkrishna Forgings Ltd.	14,795	169,730
Ramky Infrastructure Ltd.(1)	5,433	39,887
Rashtriya Chemicals & Fertilizers Ltd.	39,385	83,823
Ratnamani Metals & Tubes Ltd.	891	36,256
RattanIndia Power Ltd.(1)	123,095	19,476
Raymond Lifestyle Ltd.(1)	6,079	147,259
Raymond Ltd.	7,599	148,029
RBL Bank Ltd.	83,585	153,783
REC Ltd.	148,289	937,209
Redington Ltd.	104,302	244,270
Redtape Ltd.(1)	6,403	62,031
Relaxo Footwears Ltd.	466	3,699
Reliance Industrial Infrastructure Ltd.	626	8,727
Reliance Industries Ltd., GDR	42,273	2,548,932
Reliance Infrastructure Ltd.(1)	38,258	126,794
Reliance Power Ltd.(1)	428,008	196,352
Repco Home Finance Ltd.	8,841	51,817
Restaurant Brands Asia Ltd.(1)	32,620	33,636
Rico Auto Industries Ltd.	24,063	26,033
RITES Ltd.	18,982	64,178
RPG Life Sciences Ltd.	1,162	30,531
Rupa & Co. Ltd.	2,495	7,663
Safari Industries India Ltd.	562	17,255
SAMHI Hotels Ltd.(1)	12,521	27,220

Sammaan Capital Ltd.	54,013	107,670
Samvardhana Motherson International Ltd.	238,188	460,119
Sandhar Technologies Ltd.	3,964	24,761
Sanghvi Movers Ltd.	7,262	28,506
Sanofi Consumer Healthcare India Ltd.(1)	1,759	100,453
Sanofi India Ltd.	1,521	115,190
Sansera Engineering Ltd.	11,519	216,969
Sapphire Foods India Ltd.(1)	25,900	100,235
Sarda Energy & Minerals Ltd.	20,467	108,652
Saregama India Ltd.	1,980	11,960
SBFC Finance Ltd.(1)	29,712	30,662
SBI Cards & Payment Services Ltd.	6,809	56,525
SBI Life Insurance Co. Ltd.	8,184	139,627
Schaeffler India Ltd.	875	37,178
Schneider Electric Infrastructure Ltd.(1)	4,184	41,156
SEAMEC Ltd.(1)	2,359	36,085
Selan Exploration Technology Ltd.(1)	1,229	12,864
Servotech Power Systems Ltd.	20,604	43,804
Shaily Engineering Plastics Ltd.	748	11,526
Sharda Cropchem Ltd.	3,173	30,324
Shipping Corp. of India Land & Assets Ltd.	5,563	4,612
Shipping Corp. of India Ltd.	36,362	101,322
Shoppers Stop Ltd.(1)	2,091	14,811
Shree Cement Ltd.	650	200,968
Shree Renuka Sugars Ltd.(1)	13,699	6,931
Shriram Finance Ltd.	27,752	993,274
Shriram Pistons & Rings Ltd.	2,729	69,859
Shyam Metalics & Energy Ltd.	14,031	139,039
Siemens Ltd.	1,247	111,941
SJS Enterprises Ltd.	232	3,441
SJVN Ltd.	41,004	56,049
SKF India Ltd.	2,738	162,521
Skipper Ltd.	7,117	48,922
SMC Global Securities Ltd.	10,364	18,798
Sobha Ltd.	8,562	169,423
Sobha Ltd.	1,093	9,550
Solar Industries India Ltd.	454	57,574
Sona Blw Precision Forgings Ltd.	13,633	108,672
Sonata Software Ltd.	26,654	197,830
South Indian Bank Ltd.	214,828	61,912
Southern Petrochemical Industries Corp. Ltd.	17,726	16,321
Spandana Sphoorty Financial Ltd.(1)	2,425	11,414
SRF Ltd.	5,107	137,067
Star Cement Ltd.(1)	19,725	42,863
State Bank of India, GDR	9,153	911,239
Steel Strips Wheels Ltd.	10,643	25,572
Sterling Tools Ltd.	2,980	24,533
Sterlite Technologies Ltd.(1)	13,985	19,574
Stove Kraft Ltd.	4,034	39,397
Strides Pharma Science Ltd.	13,892	269,436
Sudarshan Chemical Industries Ltd.	8,677	109,898
Sumitomo Chemical India Ltd.	4,396	28,749
Sun Pharmaceutical Industries Ltd.	33,746	712,284
Sun TV Network Ltd.	13,399	120,512
Sundaram Finance Ltd.	2,052	96,634

Sundram Fasteners Ltd.	6,323	86,357
Sunflag Iron & Steel Co. Ltd.(1)	6,118	15,541
Sunteck Realty Ltd.	3,995	24,409
Supreme Industries Ltd.	4,071	224,358
Supreme Petrochem Ltd.	13,676	115,879
Surya Roshni Ltd.	7,250	49,197
Suryoday Small Finance Bank Ltd.(1)	13,374	22,170
Suven Pharmaceuticals Ltd.(1)	14,062	217,330
Suzlon Energy Ltd.(1)	246,707	184,913
Syngene International Ltd.	24,696	275,366
Tamil Nadu Newsprint & Papers Ltd.	7,235	14,695
Tamilnadu Petroproducts Ltd.	7,021	6,738
Tanla Platforms Ltd.	12,047	100,411
Tata Chemicals Ltd.	18,243	240,534
Tata Communications Ltd.	9,129	190,053
Tata Consultancy Services Ltd.	37,784	1,913,833
Tata Consumer Products Ltd.	10,750	122,270
Tata Elxsi Ltd.	1,108	87,665
Tata Investment Corp. Ltd.	1,603	126,258
Tata Motors Ltd.	132,439	1,237,939
Tata Power Co. Ltd.	66,073	324,990
Tata Steel Ltd.	655,080	1,124,122
Tata Teleservices Maharashtra Ltd.(1)	18,159	16,978
TCI Express Ltd.	457	4,545
TeamLease Services Ltd.(1)	553	18,989
Tech Mahindra Ltd.	16,861	342,592
Tega Industries Ltd.	772	15,732
Thanga Mayil Jewellery Ltd.	562	13,217
Thermax Ltd.	3,782	205,938
Thirumalai Chemicals Ltd.	10,204	45,459
Thomas Cook India Ltd.	37,139	91,677
Thyrocare Technologies Ltd.	472	5,603
Time Technoplast Ltd.	12,032	64,217
Tips Music Ltd.	6,176	62,928
Titan Co. Ltd.	7,266	280,292
Torrent Pharmaceuticals Ltd.	9,046	356,415
Torrent Power Ltd.	13,079	234,361
Tourism Finance Corp. of India Ltd.	16,582	35,446
TransIndia Real Estate Ltd.	9,782	4,332
Transport Corp. of India Ltd.	1,642	20,814
Trent Ltd.	4,282	345,134
Trident Ltd.	188,086	75,845
Triveni Engineering & Industries Ltd.	12,778	60,605
Triveni Turbine Ltd.	9,259	84,600
TTK Prestige Ltd.	2,696	27,000
Tube Investments of India Ltd.	4,500	191,521
TV Today Network Ltd.	2,282	5,483
TVS Motor Co. Ltd.	3,225	93,177
Uflex Ltd.	10,549	67,000
Ujjivan Small Finance Bank Ltd.	138,471	58,572
UltraTech Cement Ltd.	4,371	580,572
Union Bank of India Ltd.	62,812	90,788
United Spirits Ltd.	13,234	239,984
UNO Minda Ltd.	9,825	122,686
UPL Ltd.	69,004	446,108

Usha Martin Ltd.	12,880	58,013
UTI Asset Management Co. Ltd.	9,790	150,809
Vaibhav Global Ltd.	1,025	3,430
Valiant Organics Ltd.(1)	1,671	6,682
Vardhman Textiles Ltd.	23,963	135,225
Varroc Engineering Ltd.(1)	8,583	52,896
Varun Beverages Ltd.	38,655	284,184
Vedant Fashions Ltd.	5,139	87,428
Vedanta Ltd.	153,257	824,699
Veedol Corporation Ltd.	360	7,940
Venky's India Ltd.	238	4,955
V-Guard Industries Ltd.	15,534	76,775
Vijaya Diagnostic Centre Ltd.	4,126	57,044
Vinati Organics Ltd.	654	14,457
VIP Industries Ltd.	1,621	9,906
Vishnu Chemicals Ltd.	3,320	15,705
VL E-Governance & IT Solutions Ltd.(1)	3,184	5,946
V-Mart Retail Ltd.(1)	2,014	94,601
Vodafone Idea Ltd.(1)	232,783	23,112
Voltamp Transformers Ltd.	484	58,336
Voltas Ltd.	5,043	99,200
VRL Logistics Ltd.	6,022	38,733
Waaree Renewable Technologies Ltd.	3,549	62,051
Welspun Corp. Ltd.	23,565	216,663
Welspun Enterprises Ltd.	17,802	112,497
Welspun Living Ltd.	41,434	75,007
West Coast Paper Mills Ltd.	5,873	39,969
Westlife Foodworld Ltd.(1)	3,809	34,213
Wipro Ltd., ADR(2)	62,918	439,797
Yes Bank Ltd.(1)	673,890	159,547
Zee Entertainment Enterprises Ltd.	65,242	100,110
Zensar Technologies Ltd.	22,776	205,500
Zomato Ltd.(1)	118,486	394,309
		112,395,538
Indonesia — 1.8%
ABM Investama Tbk. PT	109,100	24,085
Adaro Minerals Indonesia Tbk. PT(1)	1,077,100	83,256
Adhi Karya Persero Tbk. PT(1)	245,413	3,930
Adi Sarana Armada Tbk. PT	73,600	3,344
Agung Podomoro Land Tbk. PT(1)	80,200	505
Alam Sutera Realty Tbk. PT(1)	2,581,000	25,412
Alamtri Resources Indonesia Tbk. PT	2,109,500	276,808
Amman Mineral Internasional PT(1)	313,800	178,380
Aneka Tambang Tbk. PT	921,400	83,335
Aspirasi Hidup Indonesia Tbk. PT	891,700	43,390
Astra Agro Lestari Tbk. PT	40,600	15,886
Astra International Tbk. PT	1,595,300	513,950
Astra Otoparts Tbk. PT	140,800	20,548
Bank BTPN Syariah Tbk. PT	433,300	24,877
Bank Bukopin Tbk. PT(1)	1,089,998	3,787
Bank Central Asia Tbk. PT	1,336,800	844,140
Bank China Construction Bank Indonesia Tbk. PT(1)	357,900	1,762
Bank Mandiri Persero Tbk. PT	2,470,000	960,379
Bank Negara Indonesia Persero Tbk. PT	1,048,500	329,979
Bank Pan Indonesia Tbk. PT(1)	266,100	29,900

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	248,200	14,723
Bank Pembangunan Daerah Jawa Timur Tbk. PT	113,500	3,904
Bank Rakyat Indonesia Persero Tbk. PT	1,998,397	538,358
Bank Syariah Indonesia Tbk. PT	68,639	12,574
Bank Tabungan Negara Persero Tbk. PT	736,545	59,778
Barito Pacific Tbk. PT	799,015	43,158
BFI Finance Indonesia Tbk. PT	1,086,800	63,808
Blue Bird Tbk. PT	139,500	16,694
Buana Lintas Lautan Tbk. PT(1)	553,700	3,840
Bukalapak.com Tbk. PT(1)	3,493,700	26,925
Bukit Asam Tbk. PT	797,500	135,936
Bumi Resources Minerals Tbk. PT(1)	5,563,500	145,387
Bumi Resources Tbk. PT(1)	1,787,700	16,586
Bumi Serpong Damai Tbk. PT(1)	732,100	46,175
Buyung Poetra Sembada PT	68,000	528
Chandra Asri Pacific Tbk. PT	151,800	66,579
Charoen Pokphand Indonesia Tbk. PT	239,100	70,461
Ciputra Development Tbk. PT	1,125,200	76,091
Cisarua Mountain Dairy Tbk. PT	64,600	22,846
Darma Henwa Tbk. PT(1)	6,113,500	40,864
Delta Dunia Makmur Tbk. PT	1,482,300	64,617
Dharma Polimetal Tbk. PT	280,300	17,685
Dharma Satya Nusantara Tbk. PT	1,502,300	107,560
Elang Mahkota Teknologi Tbk. PT	620,200	19,040
Elnusa Tbk. PT	960,900	26,815
Energi Mega Persada Tbk. PT(1)	3,988,800	60,888
Erajaya Swasembada Tbk. PT	1,716,300	44,891
ESSA Industries Indonesia Tbk. PT	1,274,800	66,051
Gajah Tunggal Tbk. PT	529,400	37,943
Global Mediacom Tbk. PT(1)	881,800	10,967
GoTo Gojek Tokopedia Tbk. PT(1)	9,758,100	43,754
Indah Kiat Pulp & Paper Tbk. PT	331,800	151,989
Indika Energy Tbk. PT	278,900	24,728
Indo Tambangraya Megah Tbk. PT	76,500	128,564
Indofood CBP Sukses Makmur Tbk. PT	52,300	39,295
Indofood Sukses Makmur Tbk. PT	107,100	51,041
Indosat Tbk. PT	412,000	62,418
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	1,000,352	36,301
Japfa Comfeed Indonesia Tbk. PT	1,084,600	117,159
Jasa Marga Persero Tbk. PT	201,300	56,528
Kalbe Farma Tbk. PT	716,700	67,840
Kawasan Industri Jababeka Tbk. PT(1)	2,945,700	36,253
Lippo Karawaci Tbk. PT(1)	5,142,600	34,726
Malindo Feedmill Tbk. PT(1)	13,400	643
Map Aktif Adiperkasa PT	1,150,500	79,857
Matahari Department Store Tbk. PT	145,500	12,956
Medco Energi Internasional Tbk. PT	1,380,640	95,073
Media Nusantara Citra Tbk. PT(1)	1,273,900	24,128
Medikaloka Hermina Tbk. PT	1,067,600	102,726
Merdeka Copper Gold Tbk. PT(1)	237,551	27,703
Mitra Adiperkasa Tbk. PT	702,900	69,855
Mitra Keluarga Karyasehat Tbk. PT	115,400	18,786
Mitra Pinasthika Mustika Tbk. PT	157,800	9,854
Pabrik Kertas Tjiwi Kimia Tbk. PT	201,400	80,743
Pakuwon Jati Tbk. PT	1,083,400	28,572

Panin Financial Tbk. PT(1)	1,773,800	48,142
Perusahaan Gas Negara Tbk. PT	899,200	86,382
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	609,500	41,932
Petrosea Tbk. PT	24,900	31,001
PP Persero Tbk. PT(1)	159,800	3,931
Puradelta Lestari Tbk. PT	105,100	1,055
Rimo International Lestari Tbk. PT(1)	329,900	—
Salim Ivomas Pratama Tbk. PT	44,700	1,112
Samator Indo Gas Tbk. PT	86,700	8,814
Samudera Indonesia Tbk. PT	1,064,000	18,948
Sarana Menara Nusantara Tbk. PT	1,772,400	78,927
Sawit Sumbermas Sarana Tbk. PT(1)	1,100	88
Selamat Sempurna Tbk. PT	231,100	27,052
Semen Indonesia Persero Tbk. PT	289,907	64,057
Siloam International Hospitals Tbk. PT	246,200	48,976
Smartfren Telecom Tbk. PT(1)	3,336,600	5,292
Sri Rejeki Isman Tbk. PT(1)	54,600	—
Steel Pipe Industry of Indonesia PT	274,200	5,019
Sumber Alfaria Trijaya Tbk. PT	1,598,700	287,370
Sumber Tani Agung Resources Tbk. PT	174,800	9,380
Summarecon Agung Tbk. PT	1,287,258	43,506
Surya Citra Media Tbk. PT	478,000	3,925
Surya Semesta Internusa Tbk. PT	90,900	5,476
Telkom Indonesia Persero Tbk. PT, ADR	27,107	462,988
Temas Tbk. PT	1,259,000	11,037
Timah Tbk. PT(1)	751,000	53,297
Triputra Agro Persada PT	1,170,300	59,776
Tunas Baru Lampung Tbk. PT	24,900	998
Unilever Indonesia Tbk. PT	696,500	82,035
United Tractors Tbk. PT	215,300	363,697
Vale Indonesia Tbk. PT(1)	186,264	42,404
Waskita Karya Persero Tbk. PT(1)	384,292	—
Wijaya Karya Persero Tbk. PT(1)	1,062,000	19,713
XL Axiata Tbk. PT	859,800	120,620
		8,767,767
Malaysia — 1.8%
7-Eleven Malaysia Holdings Bhd., Class B	3,000	1,352
Aeon Co. M Bhd.	118,600	40,057
AEON Credit Service M Bhd.	1,000	1,521
AFFIN Bank Bhd.	86,500	56,670
Alliance Bank Malaysia Bhd.	145,500	160,779
AMMB Holdings Bhd.	280,000	339,561
Ann Joo Resources Bhd.(1)	20,750	3,762
Astro Malaysia Holdings Bhd.(1)	23,800	1,152
Axiata Group Bhd.	184,600	97,281
Bank Islam Malaysia Bhd.	36,800	22,268
Berjaya Corp. Bhd.(1)	871,449	59,002
Berjaya Food Bhd.	67,373	5,394
Bermaz Auto Bhd.	158,400	72,311
Bumi Armada Bhd.(1)	545,900	70,076
Bursa Malaysia Bhd.	83,600	166,676
Cahya Mata Sarawak Bhd.	168,500	45,589
Capital A Bhd.(1)	33,100	7,453
Carlsberg Brewery Malaysia Bhd.	7,800	36,694
CELCOMDIGI Bhd.	124,100	100,007

CIMB Group Holdings Bhd.	391,850	727,226
Coastal Contracts Bhd.(1)	3,400	1,149
CSC Steel Holdings Bhd.	18,100	4,769
Cypark Resources Bhd.(1)	15,400	2,876
Dagang NeXchange Bhd.(1)	419,100	32,631
Dayang Enterprise Holdings Bhd.	67,300	31,492
Dialog Group Bhd.	69,000	28,750
DRB-Hicom Bhd.	87,800	20,191
Dufu Technology Corp. Bhd.	43,100	16,825
Eastern & Oriental Bhd.(1)	72,600	16,049
Eco World Development Group Bhd.	95,100	40,470
Econpile Holdings Bhd.(1)	5,500	534
Ekovest Bhd.(1)	323,900	25,965
Farm Fresh Bhd.	57,300	24,111
Fraser & Neave Holdings Bhd.	5,300	32,929
Frontken Corp. Bhd.	54,000	48,734
Gamuda Bhd.	70,707	141,885
Gas Malaysia Bhd.	23,000	22,258
Genting Bhd.	189,800	159,832
Genting Malaysia Bhd.	250,900	122,010
Genting Plantations Bhd.	6,300	8,074
Globetronics Technology Bhd.	12,200	1,513
Greatech Technology Bhd.(1)	30,200	14,010
HAP Seng Consolidated Bhd.	16,900	14,714
Hartalega Holdings Bhd.	202,400	160,456
Heineken Malaysia Bhd.	11,600	62,647
Hengyuan Refining Co. Bhd.(1)	5,300	2,422
Hextar Global Bhd.	92,620	18,760
Hiap Teck Venture Bhd.	125,000	9,438
Hibiscus Petroleum Bhd.	121,720	55,582
Hong Leong Bank Bhd.	19,000	88,446
Hong Leong Financial Group Bhd.	8,500	35,335
Hong Leong Industries Bhd.	400	1,370
IHH Healthcare Bhd.	59,000	96,378
IJM Corp. Bhd.	232,100	155,925
Inari Amertron Bhd.	54,200	33,727
IOI Corp. Bhd.	75,900	64,941
IOI Properties Group Bhd.	41,800	19,026
ITMAX SYSTEM Bhd.	26,400	22,034
JAKS Resources Bhd.(1)	11,180	341
Jaya Tiasa Holdings Bhd.	104,500	31,318
Kelington Group Bhd.	70,600	55,531
Kossan Rubber Industries Bhd.	136,100	76,078
KPJ Healthcare Bhd.	246,800	138,486
KSL Holdings Bhd.(1)	5,500	2,186
Kuala Lumpur Kepong Bhd.	36,933	173,576
Land & General Bhd.	29,900	810
LBS Bina Group Bhd.	8,961	1,100
Leong Hup International Bhd.	114,700	16,930
Lii Hen Industries Bhd.	4,200	686
Lotte Chemical Titan Holding Bhd.(1)	20,000	3,082
Luxchem Corp. Bhd.	20,900	2,304
Mah Sing Group Bhd.	346,700	131,387
Malakoff Corp. Bhd.	213,500	38,184
Malayan Banking Bhd.	162,949	373,917

Malayan Flour Mills Bhd.	143,700	17,325
Malaysia Airports Holdings Bhd.	73,980	176,451
Malaysia Marine & Heavy Engineering Holdings Bhd.(1)	4,700	450
Malaysian Pacific Industries Bhd.	8,600	46,266
Malaysian Resources Corp. Bhd.	281,800	33,354
Matrix Concepts Holdings Bhd.	78,300	40,531
Maxis Bhd.	65,900	51,477
MBSB Bhd.	316,800	53,124
Media Prima Bhd.	58,500	6,194
Mega First Corp. Bhd.	17,400	16,987
MISC Bhd.	64,900	105,912
MKH Bhd.	2,900	776
MKH Oil Palm East Kalimantan Bhd.	414	65
Mr. DIY Group M Bhd.	192,500	78,526
Muhibbah Engineering M Bhd.(1)	2,000	363
My EG Services Bhd.	608,374	118,635
Naim Holdings Bhd.(1)	4,300	1,075
Nestle Malaysia Bhd.	3,400	73,991
OCK Group Bhd.	7,100	720
OSK Holdings Bhd.	6,600	2,406
Padini Holdings Bhd.	6,300	4,822
Paramount Corp. Bhd.	3,400	811
Pentamaster Corp. Bhd.	2,000	1,510
Perak Transit Bhd.	8,349	1,381
Petronas Chemicals Group Bhd.	58,400	61,226
Petronas Dagangan Bhd.	14,100	62,207
Petronas Gas Bhd.	36,200	145,442
Poh Huat Resources Holdings Bhd.	2,800	858
PPB Group Bhd.	25,800	76,207
Press Metal Aluminium Holdings Bhd.	188,200	196,591
Public Bank Bhd.	572,600	576,092
QL Resources Bhd.	80,325	88,108
Ranhill Utilities Bhd.(1)	91,548	28,064
RGB International Bhd.	239,300	21,012
RHB Bank Bhd.	109,675	166,818
Sam Engineering & Equipment M Bhd.	2,400	2,227
Sapura Energy Bhd.(1)	43,200	393
Sarawak Oil Palms Bhd.	31,800	24,792
Scientex Bhd.	22,400	22,976
SD Guthrie Bhd.	140,700	152,581
Sime Darby Bhd.	125,400	64,384
Sime Darby Property Bhd.	421,600	136,189
SKP Resources Bhd.	150,100	33,142
SP Setia Bhd. Group	356,100	106,803
Sports Toto Bhd.	7,686	2,510
Sunway Bhd.	83,400	91,158
Supermax Corp. Bhd.(1)	208,043	39,340
Syarikat Takaful Malaysia Keluarga Bhd.	3,700	3,147
Ta Ann Holdings Bhd.	26,400	26,570
Telekom Malaysia Bhd.	84,600	121,084
Tenaga Nasional Bhd.	203,100	624,250
Thong Guan Industries Bhd.	2,400	821
TIME dotCom Bhd.	58,200	62,899
Tiong NAM Logistics Holdings Bhd.(1)	27,572	4,222
Tropicana Corp. Bhd.(1)	4,807	1,264

TSH Resources Bhd.	77,200	20,846
Uchi Technologies Bhd.	7,500	6,648
UEM Sunrise Bhd.	6,800	1,493
Unisem M Bhd.	51,700	33,969
United Plantations Bhd.	10,700	72,887
UWC Bhd.(1)	6,400	3,984
Velesto Energy Bhd.	623,700	22,458
ViTrox Corp. Bhd.	8,000	5,913
VS Industry Bhd.	569,100	130,930
Wasco Bhd.(1)	16,200	3,822
WCT Holdings Bhd.(1)	295,846	55,299
Westports Holdings Bhd.	38,900	37,448
Yinson Holdings Bhd.	164,400	96,214
YTL Corp. Bhd.	99,696	46,768
YTL Power International Bhd.	283,400	217,326
		9,231,539
Mexico — 2.0%
Alfa SAB de CV, Class A	391,769	296,928
Alpek SAB de CV(2)	45,690	31,297
Alsea SAB de CV(2)	62,600	138,789
America Movil SAB de CV, ADR	43,251	641,412
Arca Continental SAB de CV	6,800	57,724
Banco del Bajio SA	154,677	323,189
Becle SAB de CV(2)	4,400	5,707
Bolsa Mexicana de Valores SAB de CV	7,137	11,205
Cemex SAB de CV, ADR	106,801	594,882
Coca-Cola Femsa SAB de CV	34,545	276,156
Consorcio ARA SAB de CV(1)	4,900	797
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	27,541	212,066
Corp. Inmobiliaria Vesta SAB de CV(2)	97,200	231,402
Fomento Economico Mexicano SAB de CV, ADR	3,506	313,401
GCC SAB de CV(2)	20,400	182,552
Genomma Lab Internacional SAB de CV, Class B	219,600	292,187
Gentera SAB de CV(2)	306,649	387,155
Gruma SAB de CV, B Shares	26,332	450,275
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	4,299	280,424
Grupo Aeroportuario del Pacifico SAB de CV, ADR(2)	3,325	625,033
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,215	316,070
Grupo Bimbo SAB de CV, Series A(2)	43,000	126,399
Grupo Carso SAB de CV, Series A1	23,000	137,779
Grupo Comercial Chedraui SA de CV(2)	29,017	188,480
Grupo Financiero Banorte SAB de CV, Class O	163,496	1,078,103
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	129,050	305,892
Grupo GICSA SAB de CV(1)	8,000	907
Grupo Industrial Saltillo SAB de CV	1,789	1,543
Grupo Mexico SAB de CV, Series B	143,394	698,509
Grupo Televisa SAB, ADR(2)	72,247	145,216
Hoteles City Express SAB de CV(1)	1,300	298
Industrias Penoles SAB de CV(1)(2)	17,520	254,246
Kimberly-Clark de Mexico SAB de CV, A Shares	161,800	216,956
La Comer SAB de CV(2)	50,780	81,879
Megacable Holdings SAB de CV(2)	189,013	362,890
Nemak SAB de CV(1)(2)	615,840	54,930
Ollamani SAB(1)(2)	13,476	24,120
Operadora De Sites Mexicanos SAB de CV(2)	5,849	3,894

Promotora y Operadora de Infraestructura SAB de CV	12,615	120,135
Qualitas Controladora SAB de CV(2)	25,800	194,995
Regional SAB de CV	30,800	171,739
Wal-Mart de Mexico SAB de CV	131,797	350,138
		10,187,699
Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR	9,576	115,870
Credicorp Ltd.	5,224	968,895
Intercorp Financial Services, Inc.	5,963	165,473
Southern Copper Corp.	2,900	291,015
		1,541,253
Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	79,690	46,198
Aboitiz Power Corp.	12,100	7,704
ACEN Corp.	260,822	17,706
Alliance Global Group, Inc.	166,000	24,843
Ayala Corp.	10,600	110,733
Ayala Land, Inc.	224,700	109,756
AyalaLand Logistics Holdings Corp.(1)	17,000	504
Bank of the Philippine Islands	113,258	248,395
BDO Unibank, Inc.	161,050	424,872
Cebu Air, Inc.(1)	6,390	3,238
Century Pacific Food, Inc.	37,000	26,495
Converge Information & Communications Technology Solutions, Inc.	468,000	130,955
Cosco Capital, Inc.	51,700	4,676
DigiPlus Interactive Corp.	16,200	6,029
DMCI Holdings, Inc.	574,500	104,505
DoubleDragon Corp.	2,700	447
East West Banking Corp.	5,400	909
EEI Corp.(1)	5,000	301
Filinvest Land, Inc.	41,000	524
First Gen Corp.	22,000	6,376
Ginebra San Miguel, Inc.	1,300	5,655
Global Ferronickel Holdings, Inc.(1)	171,000	3,531
Globe Telecom, Inc.	1,865	66,855
GT Capital Holdings, Inc.	8,670	96,946
International Container Terminal Services, Inc.	48,380	305,183
JG Summit Holdings, Inc.	230,403	86,759
Jollibee Foods Corp.	32,680	143,921
Manila Electric Co.	8,850	72,312
Manila Water Co., Inc.	32,900	14,398
Megaworld Corp.	712,000	24,787
Metropolitan Bank & Trust Co.	222,900	290,096
Monde Nissin Corp.	76,200	12,058
Nickel Asia Corp.	273,100	13,842
Petron Corp.	75,000	3,150
PLDT, Inc., ADR(2)	7,210	159,990
Puregold Price Club, Inc.	153,300	80,070
Robinsons Land Corp.	81,300	18,421
Robinsons Retail Holdings, Inc.	22,090	13,495
Security Bank Corp.	57,680	85,376
Semirara Mining & Power Corp.	89,900	49,242
Shell Pilipinas Corp.(1)	1,600	235
SM Investments Corp.	4,195	62,667
SM Prime Holdings, Inc.	211,500	95,323

Universal Robina Corp.	39,490	53,164
Vista Land & Lifescapes, Inc.	62,800	1,657
Wilcon Depot, Inc.	81,300	18,037
		3,052,336
Poland — 1.0%
Alior Bank SA	13,298	299,645
Allegro.eu SA(1)	23,007	163,214
AmRest Holdings SE(1)	2,830	14,899
Bank Millennium SA(1)	82,872	172,536
Bank Polska Kasa Opieki SA	10,917	364,908
Benefit Systems SA	223	146,160
Budimex SA	1,197	139,096
CCC SA(1)	9,459	484,807
CD Projekt SA	1,805	74,434
Cyfrowy Polsat SA(1)	13,643	48,312
Dino Polska SA(1)	1,614	153,683
Enea SA(1)	42,289	120,715
Eurocash SA	8,571	16,414
Grenevia SA(1)	6,958	3,263
Grupa Azoty SA(1)	5,389	25,430
Grupa Kety SA	1,472	262,830
Jastrzebska Spolka Weglowa SA(1)(2)	7,794	49,057
KGHM Polska Miedz SA	6,983	219,583
KRUK SA	1,759	183,111
LPP SA	96	371,077
Lubelski Wegiel Bogdanka SA	109	625
mBank SA(1)	1,219	159,687
Mercator Medical SA(1)	146	1,703
Orange Polska SA	116,027	219,986
ORLEN SA	33,446	420,789
Pepco Group NV(1)	24,002	94,166
PGE Polska Grupa Energetyczna SA(1)	20,198	33,537
PKP Cargo SA(1)	196	666
Powszechna Kasa Oszczednosci Bank Polski SA	27,570	379,871
Powszechny Zaklad Ubezpieczen SA	29,491	321,583
Santander Bank Polska SA	789	85,073
Text SA	2,426	37,038
XTB SA	6,872	119,877
		5,187,775
Russia(3) — 0.0%
Gazprom PJSC(1)	309,544	—
Globaltrans Investment PLC, GDR(1)	19,562	2
GMK Norilskiy Nickel PAO	84,900	1
LUKOIL PJSC	14,461	—
Magnit PJSC	1,613	—
Mechel PJSC(1)	7,372	—
MMC Norilsk Nickel PJSC, ADR(1)	3	—
Mobile TeleSystems PJSC, ADR(1)	11,495	1
Novatek PJSC	8,700	—
Novolipetsk Steel PJSC	60,580	—
O'Key Group SA, GDR(1)	1,578	—
PhosAgro PJSC	2,275	—
PhosAgro PJSC, GDR(1)	44	—
PhosAgro PJSC, GDR(1)	2	—
Ros Agro PLC, GDR(1)	3,053	1

Rosneft Oil Co. PJSC	36,427	—
Severstal PAO, GDR(1)	6,837	1
Tatneft PJSC	61,368	—
VK IPJSC, GDR(1)	87	—
VTB Bank PJSC(1)	77,279	—
X5 Retail Group NV, GDR(1)	2,570	—
		6
Singapore — 0.0%
Super Hi International Holding Ltd.(1)	7,200	15,204
South Africa — 3.6%
Absa Group Ltd.	78,458	752,284
Adcock Ingram Holdings Ltd.	305	1,166
Advtech Ltd.	12,737	23,466
AECI Ltd.	24,752	126,463
African Rainbow Minerals Ltd.	14,795	130,557
Alexander Forbes Group Holdings Ltd.	4,775	1,959
Anglo American Platinum Ltd.(2)	1,400	46,667
Anglogold Ashanti PLC (New York)	12,830	319,980
Aspen Pharmacare Holdings Ltd.	26,280	242,359
AVI Ltd.	49,814	304,385
Barloworld Ltd.	24,004	113,993
Bid Corp. Ltd.	8,305	202,537
Bidvest Group Ltd.	13,926	215,219
Blue Label Telecoms Ltd.(1)	5,048	1,490
Capitec Bank Holdings Ltd.	2,953	535,958
Cashbuild Ltd.	488	5,226
City Lodge Hotels Ltd.	2,646	729
Clicks Group Ltd.	18,636	408,550
Coronation Fund Managers Ltd.	38,089	85,501
Curro Holdings Ltd.(2)	45,943	34,061
DataTec Ltd.	10,721	25,967
Dis-Chem Pharmacies Ltd.	59,892	126,156
Discovery Ltd.	19,001	204,392
Exxaro Resources Ltd.	34,138	316,463
Famous Brands Ltd.	293	1,098
FirstRand Ltd.	231,726	994,252
Fortress Real Estate Investments Ltd., Class B	153,050	168,389
Foschini Group Ltd.	66,389	630,088
Gold Fields Ltd., ADR	49,504	717,313
Grindrod Ltd.	43,177	30,957
Harmony Gold Mining Co. Ltd., ADR	38,098	350,121
Impala Platinum Holdings Ltd.(1)	115,736	659,087
Investec Ltd.	18,763	134,022
KAL Group Ltd.	177	495
KAP Ltd.(1)	178,079	32,787
Kumba Iron Ore Ltd.	3,565	66,127
Lewis Group Ltd.	508	2,383
Life Healthcare Group Holdings Ltd.	234,902	217,098
Metair Investments Ltd.(1)	1,914	1,155
Momentum Group Ltd.	260,689	436,625
Motus Holdings Ltd.	19,482	133,308
Mpact Ltd.	965	1,540
Mr. Price Group Ltd.	21,369	342,452
MTN Group Ltd.	75,745	339,883
MultiChoice Group(1)	21,390	127,433

Naspers Ltd., N Shares	3,389	768,915
Nedbank Group Ltd.	39,590	637,198
NEPI Rockcastle NV(1)	45,040	349,967
Netcare Ltd.	225,625	186,386
Ninety One Ltd.	25,549	52,628
Northam Platinum Holdings Ltd.	59,188	369,244
Oceana Group Ltd.	464	1,750
Old Mutual Ltd.	790,095	558,069
Omnia Holdings Ltd.	29,733	120,561
OUTsurance Group Ltd.	56,639	203,963
Pepkor Holdings Ltd.	56,274	83,564
PPC Ltd.(2)	125,428	32,231
Raubex Group Ltd.	2,320	6,804
Reinet Investments SCA	11,800	316,738
Remgro Ltd.	31,820	266,690
RFG Holdings Ltd.	1,040	1,101
Sanlam Ltd.	108,973	533,724
Santam Ltd.	4,100	86,166
Sappi Ltd.	125,767	351,832
Sasol Ltd., ADR(2)	26,634	133,436
Shoprite Holdings Ltd.	32,926	542,331
Sibanye Stillwater Ltd., ADR(1)(2)	93,908	384,084
Southern Sun Ltd.	3,866	1,833
SPAR Group Ltd.(1)	31,456	251,766
Standard Bank Group Ltd.	70,252	926,709
Sun International Ltd.	37,424	89,911
Telkom SA SOC Ltd.(1)	77,531	146,776
Thungela Resources Ltd.	34,434	245,498
Tiger Brands Ltd.	11,296	158,906
Truworths International Ltd.	58,089	329,907
Tsogo Sun Ltd.	3,616	2,124
Vodacom Group Ltd.(2)	46,903	265,449
Wilson Bayly Holmes-Ovcon Ltd.	3,871	43,819
Woolworths Holdings Ltd.	53,338	186,420
Zeda Ltd.	24,857	18,641
Zeder Investments Ltd.(2)	8,750	820
		18,268,102
South Korea — 10.9%
Able C&C Co. Ltd.	5,008	25,563
Advanced Process Systems Corp.	1,624	18,389
Aekyung Industrial Co. Ltd.	1,099	10,881
Agabang&Company(1)	2,113	6,702
Ahnlab, Inc.	230	9,873
Alteogen, Inc.(1)	691	139,717
Amorepacific Corp.	893	67,103
AMOREPACIFIC Group	1,483	23,593
Ananti, Inc.(1)	12,188	47,930
APR Corp.(1)	2,215	78,496
Aprogen, Inc.(1)	145	94
Asiana Airlines, Inc.(1)	7,507	57,873
BGF Co. Ltd.	616	1,579
BGF retail Co. Ltd.	779	60,567
BH Co. Ltd.	5,834	68,669
Binggrae Co. Ltd.	616	32,128
BNK Financial Group, Inc.	40,900	310,312

Boditech Med, Inc.	953	11,956
Boryung	2,557	18,708
Bukwang Pharmaceutical Co. Ltd.(1)	513	1,729
Byucksan Corp.	2,612	3,529
Caregen Co. Ltd.	845	14,444
Celltrion Pharm, Inc.(1)	277	11,309
Celltrion, Inc.	3,407	458,792
Cheil Worldwide, Inc.	9,040	118,048
Chong Kun Dang Pharmaceutical Corp.	1,599	109,101
Chongkundang Holdings Corp.	42	1,547
Chunbo Co. Ltd.(1)	75	2,217
CJ CGV Co. Ltd.(1)	16,596	66,388
CJ CheilJedang Corp.	1,405	266,416
CJ Corp.	1,535	106,049
CJ ENM Co. Ltd.(1)	2,049	95,269
CJ Logistics Corp.	966	56,823
Classys, Inc.	1,624	54,375
CMG Pharmaceutical Co. Ltd.(1)	803	1,100
Com2uSCorp	114	4,004
Cosmax, Inc.	1,340	128,315
CosmoAM&T Co. Ltd.(1)	266	11,853
COSON Co. Ltd.(1)	179	1
Coway Co. Ltd.	8,553	405,310
COWELL FASHION Co. Ltd.	549	792
CrystalGenomics Invites Co. Ltd.(1)	1,166	2,039
CS Wind Corp.	558	16,098
Cuckoo Homesys Co. Ltd.	704	10,481
Daea TI Co. Ltd.(1)	824	1,637
Daeduck Electronics Co. Ltd.	6,484	67,038
Daesang Corp.	6,004	88,430
Daewon Pharmaceutical Co. Ltd.	395	4,108
Daewoo Engineering & Construction Co. Ltd.(1)	26,080	69,110
Daewoong Co. Ltd.	2,806	42,736
Daewoong Pharmaceutical Co. Ltd.	323	28,511
Daishin Securities Co. Ltd.	4,161	50,879
Daol Investment & Securities Co. Ltd.	5,885	11,062
Daou Data Corp.	2,016	15,665
Daou Technology, Inc.	4,238	55,595
Dawonsys Co. Ltd.(1)	62	463
DB Financial Investment Co. Ltd.	1,678	6,218
DB HiTek Co. Ltd.	6,607	150,182
DB Insurance Co. Ltd.	6,287	493,250
Dentium Co. Ltd.	478	20,373
DGB Financial Group, Inc.	25,554	162,797
DI Dong Il Corp.	1,361	41,463
DIO Corp.(1)	562	6,857
DL E&C Co. Ltd.	5,052	122,256
DL Holdings Co. Ltd.	2,862	71,298
DN Automotive Corp.	2,005	26,658
Dong-A Socio Holdings Co. Ltd.	122	9,520
Dong-A ST Co. Ltd.	231	10,123
Dongjin Semichem Co. Ltd.	4,044	64,006
DongKook Pharmaceutical Co. Ltd.	415	4,936
Dongkuk CM Co. Ltd.	3,531	15,299
Dongkuk Holdings Co. Ltd.	1,881	9,981

Dongkuk Steel Mill Co. Ltd.	5,859	35,228
Dongsuh Cos., Inc.	1,309	26,272
Dongwha Enterprise Co. Ltd.(1)	1,985	12,820
Dongwha Pharm Co. Ltd.	1,215	5,768
Dongwon Development Co. Ltd.	641	1,081
Dongwon F&B Co. Ltd.	1,150	26,629
Dongwon Industries Co. Ltd.	950	25,387
Dongwon Systems Corp.	1,115	36,443
Doosan Bobcat, Inc.	5,801	162,480
Doosan Enerbility Co. Ltd.(1)	22,167	338,481
Doosan Tesna, Inc.	1,960	37,745
DoubleUGames Co. Ltd.	1,011	37,332
Douzone Bizon Co. Ltd.	1,500	76,590
Duk San Neolux Co. Ltd.(1)	569	10,197
Echo Marketing, Inc.(1)	366	2,520
Ecopro BM Co. Ltd.(1)	3,490	340,184
Ecopro Co. Ltd.(1)	1,620	88,806
Ecopro HN Co. Ltd.	1,395	38,633
E-MART, Inc.	3,628	167,687
EMRO, Inc.(1)	847	42,873
ENF Technology Co. Ltd.	240	2,763
Eo Technics Co. Ltd.	446	37,821
Eoflow Co. Ltd.(1)	486	3,984
Eugene Corp.	3,001	7,297
Eugene Investment & Securities Co. Ltd.	12,570	24,052
Eugene Technology Co. Ltd.	502	12,131
F&F Co. Ltd.	1,991	76,627
F&F Holdings Co. Ltd.	27	248
Fila Holdings Corp.	4,154	121,221
Genexine, Inc.(1)	105	441
Giantstep, Inc.(1)	170	772
GOLFZON Co. Ltd.	448	23,141
Gradiant Corp.	604	6,029
Grand Korea Leisure Co. Ltd.	2,462	20,726
Green Cross Corp.	210	22,845
Green Cross Holdings Corp.	435	4,839
GS Engineering & Construction Corp.(1)	9,964	139,412
GS Holdings Corp.	6,733	202,658
GS Retail Co. Ltd.	6,341	105,225
HAESUNG DS Co. Ltd.	1,458	22,816
Han Kuk Carbon Co. Ltd.	9,743	74,604
Hana Financial Group, Inc.	29,953	1,343,181
Hana Materials, Inc.	919	15,317
Hana Micron, Inc.	7,273	50,861
Hana Tour Service, Inc.	2,000	85,640
Handsome Co. Ltd.	2,251	24,195
Hanil Cement Co. Ltd.	4,766	49,289
Hanjin Kal Corp.	187	10,777
Hanjin Transportation Co. Ltd.	337	4,594
Hankook & Co. Co. Ltd.	2,602	32,253
Hankook Shell Oil Co. Ltd.	40	9,874
Hankook Tire & Technology Co. Ltd.	8,185	221,845
Hanmi Pharm Co. Ltd.	392	76,822
Hanmi Semiconductor Co. Ltd.	2,620	142,361
Hanon Systems	20,129	57,420

Hansae Co. Ltd.	3,078	31,353
Hansol Chemical Co. Ltd.	375	27,056
Hansol Paper Co. Ltd.	1,067	6,870
Hansol Technics Co. Ltd.	1,045	2,949
Hanssem Co. Ltd.	1,364	52,840
Hanwha Aerospace Co. Ltd.	2,946	662,595
Hanwha Corp.	3,440	73,885
Hanwha Corp., Preference Shares	729	8,244
Hanwha Galleria Corp.(1)	4,395	3,719
Hanwha General Insurance Co. Ltd.	20,132	63,392
Hanwha Industrial Solutions Co. Ltd.(1)	4,394	105,200
Hanwha Investment & Securities Co. Ltd.(1)	17,784	45,119
Hanwha Life Insurance Co. Ltd.	50,857	98,568
Hanwha Ocean Co. Ltd.(1)	1,566	39,555
Hanwha Solutions Corp.	7,663	89,588
Hanwha Systems Co. Ltd.	2,295	38,127
Harim Holdings Co. Ltd.	7,758	33,124
HD Hyundai Co. Ltd.	6,768	378,535
HD Hyundai Construction Equipment Co. Ltd.	2,807	124,878
HD Hyundai Electric Co. Ltd.	2,536	644,360
HD Hyundai Heavy Industries Co. Ltd.(1)	1,149	182,025
HD Hyundai Infracore Co. Ltd.(1)	26,581	144,882
HD HYUNDAI MIPO	876	79,127
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	5,739	845,296
HDC Holdings Co. Ltd.	1,750	15,118
HDC Hyundai Development Co-Engineering & Construction, E Shares	8,404	124,805
Hite Jinro Co. Ltd.	3,502	52,549
HJ Shipbuilding & Construction Co. Ltd.(1)	2,594	8,506
HK inno N Corp.	809	22,309
HL Holdings Corp.	590	14,613
HL Mando Co. Ltd.	7,097	197,032
HLB Global Co. Ltd.(1)	807	2,315
HLB, Inc.(1)	1,636	84,891
HMM Co. Ltd.	25,856	333,176
Hotel Shilla Co. Ltd.	1,180	33,545
HPSP Co. Ltd.	3,911	75,133
HS Hyosung Advanced Materials Corp.	537	65,172
HS Hyosung Corp.(1)	149	3,480
HS Industries Co. Ltd.	1,315	3,922
Hugel, Inc.(1)	170	31,874
Humasis Co. Ltd.(1)	24,352	32,070
Humedix Co. Ltd.	1,466	33,663
Huons Co. Ltd.	129	2,264
Huons Global Co. Ltd.	141	3,044
Hwa Shin Co. Ltd.	3,147	16,327
Hwaseung Enterprise Co. Ltd.	315	1,940
HYBE Co. Ltd.	599	83,922
Hyosung Chemical Corp.(1)	216	4,464
Hyosung Corp.	1,126	36,399
Hyosung Heavy Industries Corp.	708	206,842
Hyosung TNC Corp.	567	78,925
Hyundai Autoever Corp.	426	43,016
HYUNDAI Corp.	337	4,900
Hyundai Department Store Co. Ltd.	2,123	70,686
Hyundai Elevator Co. Ltd.	4,201	160,972

Hyundai Engineering & Construction Co. Ltd.	6,782	133,647
Hyundai Futurenet Co. Ltd.	2,521	7,020
Hyundai GF Holdings	8,292	30,724
Hyundai Glovis Co. Ltd.	5,869	518,918
Hyundai Home Shopping Network Corp.	644	20,865
Hyundai Marine & Fire Insurance Co. Ltd.	10,615	202,742
Hyundai Mobis Co. Ltd.	4,026	693,290
Hyundai Motor Co.	8,448	1,331,524
Hyundai Rotem Co. Ltd.	7,524	274,668
Hyundai Steel Co.	8,959	135,027
Hyundai Wia Corp.	4,198	123,005
ICD Co. Ltd.(1)	1,590	5,646
Iljin Diamond Co. Ltd.	93	782
Ilyang Pharmaceutical Co. Ltd.	2,125	16,892
iMarketKorea, Inc.	2,108	12,622
Industrial Bank of Korea	37,320	398,726
Innocean Worldwide, Inc.	2,711	39,100
Innox Advanced Materials Co. Ltd.	2,944	45,546
Inscobee, Inc.(1)	756	667
Insun ENT Co. Ltd.(1)	1,650	6,137
Interflex Co. Ltd.(1)	276	1,741
INTOPS Co. Ltd.	2,663	34,928
iNtRON Biotechnology, Inc.	2,914	11,398
IS Dongseo Co. Ltd.	2,292	34,977
i-SENS, Inc.	544	6,217
IsuPetasys Co. Ltd.	3,959	64,378
JB Financial Group Co. Ltd.	23,126	326,575
Jeil Pharmaceutical Co. Ltd.	24	209
Jeju Air Co. Ltd.(1)	4,281	30,016
Jin Air Co. Ltd.(1)	3,532	29,850
Jusung Engineering Co. Ltd.	6,544	132,944
JW Holdings Corp.	418	860
JW Pharmaceutical Corp.	2,496	42,303
JYP Entertainment Corp.	1,575	86,604
Kakao Corp.	6,164	177,613
Kakao Games Corp.(1)	699	9,134
KakaoBank Corp.	5,204	83,631
Kakaopay Corp.(1)	535	9,524
Kangwon Land, Inc.	4,323	55,903
KB Financial Group, Inc., ADR	25,431	1,752,959
KC Co. Ltd.	435	5,460
KC Tech Co. Ltd.	493	11,089
KCC Corp.	631	109,789
KCC Glass Corp.	1,172	32,448
KEPCO Engineering & Construction Co., Inc.	229	11,217
KEPCO Plant Service & Engineering Co. Ltd.	2,920	98,654
KG Dongbusteel	8,009	38,049
KG Eco Solution Co. Ltd.	2,450	8,984
Kginicis Co. Ltd.	1,731	11,435
KH FEELUX Co. Ltd.(1)	536	—
KH Vatec Co. Ltd.	1,906	11,321
Kia Corp.	17,210	1,152,431
KISCO Corp.	1,358	8,634
KIWOOM Securities Co. Ltd.	2,424	224,669
KMW Co. Ltd.(1)	276	1,676

Koh Young Technology, Inc.	2,505	14,864
Kolmar BNH Co. Ltd.	169	1,573
Kolmar Korea Co. Ltd.	626	23,805
Kolon Industries, Inc.	2,717	54,802
Komipharm International Co. Ltd.(1)	203	583
KONA I Co. Ltd.	716	7,417
Korea Aerospace Industries Ltd.	3,982	167,317
Korea Circuit Co. Ltd.(1)	1,642	9,485
Korea Electric Power Corp., ADR(1)	20,470	184,230
Korea Electric Terminal Co. Ltd.	1,432	68,751
Korea Gas Corp.(1)	4,155	133,854
Korea Investment Holdings Co. Ltd.	5,005	268,919
Korea Line Corp.(1)	28,143	36,040
Korea Petrochemical Ind Co. Ltd.	318	18,415
Korea Real Estate Investment & Trust Co. Ltd.	3,951	2,904
Korea United Pharm, Inc.	247	3,342
Korean Air Lines Co. Ltd.	26,792	499,618
Korean Reinsurance Co.	28,052	163,348
Krafton, Inc.(1)	2,404	540,283
KT Skylife Co. Ltd.	1,686	5,835
Kum Yang Co. Ltd.(1)	2,158	45,859
Kumho Petrochemical Co. Ltd.	2,434	173,051
Kumho Tire Co., Inc.(1)	23,563	81,246
Kwang Dong Pharmaceutical Co. Ltd.	671	2,694
Kyobo Securities Co. Ltd.	138	550
Kyung Dong Navien Co. Ltd.	1,521	82,367
L&F Co. Ltd.(1)	434	30,607
LB Semicon, Inc.(1)	1,686	4,186
LEENO Industrial, Inc.	638	71,633
LF Corp.	3,890	43,904
LG Chem Ltd.	1,465	299,730
LG Corp.	5,769	310,980
LG Display Co. Ltd., ADR(1)	83,618	282,629
LG Electronics, Inc.	12,193	788,112
LG Energy Solution Ltd.(1)	1,438	394,190
LG H&H Co. Ltd.	1,145	255,933
LG HelloVision Co. Ltd.	1,238	2,261
LG Innotek Co. Ltd.	2,555	299,126
LG Uplus Corp.	33,634	279,898
LIG Nex1 Co. Ltd.	1,456	207,256
Lotte Chemical Corp.	1,486	68,955
Lotte Chilsung Beverage Co. Ltd.	862	74,782
Lotte Corp.	1,220	18,316
Lotte Energy Materials Corp.	319	5,526
LOTTE Fine Chemical Co. Ltd.	3,104	76,619
LOTTE Himart Co. Ltd.	116	617
Lotte Innovate Co. Ltd.	464	6,646
Lotte Rental Co. Ltd.	3,268	72,551
Lotte Shopping Co. Ltd.	1,811	74,451
Lotte Wellfood Co. Ltd.	557	44,730
LS Corp.	813	51,922
LS Electric Co. Ltd.	817	85,124
LVMC Holdings(1)	14,008	19,087
LX Hausys Ltd.	634	16,247
LX Holdings Corp.	3,787	18,606

LX International Corp.	5,626	115,537
LX Semicon Co. Ltd.	2,115	82,314
Maeil Dairies Co. Ltd.	252	6,824
Mcnex Co. Ltd.	2,204	31,932
MegaStudyEdu Co. Ltd.	1,482	43,863
Meritz Financial Group, Inc.	11,640	854,185
Mirae Asset Life Insurance Co. Ltd.(1)	2,237	8,517
Mirae Asset Securities Co. Ltd.	26,938	165,811
Miwon Commercial Co. Ltd.	26	3,565
Myoung Shin Industrial Co. Ltd.	4,404	36,614
Namhae Chemical Corp.	960	4,374
Namsun Aluminum Co. Ltd.(1)	4,341	4,143
NAVER Corp.	3,089	459,815
NCSoft Corp.	712	121,648
Neowiz	1,144	16,168
NEPES Corp.(1)	2,001	9,562
Netmarble Corp.(1)	564	21,538
Nexen Tire Corp.	6,561	29,613
NH Investment & Securities Co. Ltd.	14,115	135,302
NHN Corp.	2,154	27,265
NHN KCP Corp.	1,223	6,821
NICE Holdings Co. Ltd.	1,626	12,974
NICE Information Service Co. Ltd.	1,931	16,713
NongShim Co. Ltd.	507	125,381
OCI Co. Ltd.	124	5,534
OCI Holdings Co. Ltd.	1,055	45,128
OptoElectronics Solutions Co. Ltd.	81	585
Orion Corp.	3,063	226,037
Orion Holdings Corp.	2,268	26,269
Ottogi Corp.	334	99,182
Pan Ocean Co. Ltd.	39,882	99,064
Paradise Co. Ltd.	5,924	42,784
Park Systems Corp.	544	79,528
Partron Co. Ltd.	7,816	40,573
Pearl Abyss Corp.(1)	642	18,365
People & Technology, Inc.(1)	3,121	97,702
PI Advanced Materials Co. Ltd.(1)	1,520	17,991
Pond Group Co. Ltd.(1)	316	1,138
Poongsan Corp.	4,269	158,213
Posco DX Co. Ltd.	5,814	88,010
POSCO Future M Co. Ltd.	2,301	285,503
POSCO Holdings, Inc., ADR(2)	19,012	981,399
Posco International Corp.	6,485	220,415
PSK, Inc.	3,362	41,074
Pulmuone Co. Ltd.	627	4,887
S&S Tech Corp.	452	7,364
S-1 Corp.	2,115	95,474
Samchully Co. Ltd.	65	4,231
Samjin Pharmaceutical Co. Ltd.	249	3,346
Samsung Biologics Co. Ltd.(1)	357	250,640
Samsung C&T Corp.	2,826	242,390
Samsung Card Co. Ltd.	448	13,694
Samsung E&A Co. Ltd.(1)	24,148	311,688
Samsung Electro-Mechanics Co. Ltd.	5,672	442,834
Samsung Electronics Co. Ltd., GDR	6,079	5,967,894

Samsung Fire & Marine Insurance Co. Ltd.	3,262	922,876
Samsung Heavy Industries Co. Ltd.(1)	98,535	823,714
Samsung Life Insurance Co. Ltd.	6,365	490,359
Samsung Pharmaceutical Co. Ltd.(1)	723	810
Samsung SDI Co. Ltd.	1,541	282,020
Samsung SDS Co. Ltd.	3,082	325,531
Samsung Securities Co. Ltd.	9,903	339,568
Samwha Capacitor Co. Ltd.	200	3,843
Samyang Corp.	176	6,370
Samyang Foods Co. Ltd.	614	230,001
Samyang Holdings Corp.	195	9,533
Sangsangin Co. Ltd.(1)	4,184	4,813
SD Biosensor, Inc.(1)	3,414	27,057
SeAH Besteel Holdings Corp.	911	15,070
SeAH Steel Corp.	339	28,455
SeAH Steel Holdings Corp.	160	19,690
Sebang Global Battery Co. Ltd.	1,135	57,883
Seegene, Inc.	4,156	71,037
Seobu T&D	2,019	8,575
Seojin System Co. Ltd.(1)	1,030	18,929
Seoul Semiconductor Co. Ltd.	5,788	29,234
Seoul Viosys Co. Ltd.(1)	377	860
Seoyon E-Hwa Co. Ltd.	2,819	24,356
SFA Engineering Corp.	912	13,998
SFA Semicon Co. Ltd.(1)	2,124	4,933
Shin Poong Pharmaceutical Co. Ltd.(1)	78	633
Shinhan Financial Group Co. Ltd., ADR(2)	34,586	1,334,328
Shinsegae International, Inc.	1,719	12,802
Shinsegae, Inc.	952	91,850
Shinyoung Securities Co. Ltd.	132	7,340
SIMMTECH Co. Ltd.	3,875	30,725
SK Biopharmaceuticals Co. Ltd.(1)	1,017	75,676
SK Bioscience Co. Ltd.(1)	543	18,390
SK Chemicals Co. Ltd.	1,075	32,430
SK D&D Co. Ltd.	306	1,648
SK Discovery Co. Ltd.	345	9,108
SK Eternix Co. Ltd.(1)	549	5,168
SK Gas Ltd.	126	19,618
SK Hynix, Inc.	30,631	3,576,271
SK IE Technology Co. Ltd.(1)	232	4,383
SK Innovation Co. Ltd.(1)	8,955	737,545
SK Networks Co. Ltd.	27,148	84,700
SK oceanplant Co. Ltd.(1)	1,905	15,851
SK Securities Co. Ltd.	31,975	11,376
SK Telecom Co. Ltd., ADR	12,034	291,463
SK, Inc.	3,032	297,858
SKC Co. Ltd.(1)	731	52,315
SL Corp.	3,094	68,548
SM Entertainment Co. Ltd.	586	35,760
SNT Dynamics Co. Ltd.	3,449	48,750
SNT Motiv Co. Ltd.	1,155	34,251
S-Oil Corp.	5,493	226,131
SOLUM Co. Ltd.(1)	1,989	29,011
Songwon Industrial Co. Ltd.	1,219	9,179
Soop Co. Ltd.	1,455	115,541

Soulbrain Co. Ltd.	444	57,707
Soulbrain Holdings Co. Ltd.	101	2,606
SPC Samlip Co. Ltd.	100	3,379
SPG Co. Ltd.	2,075	34,011
STIC Investments, Inc.	700	4,167
Studio Dragon Corp.(1)	2,197	77,538
Suheung Co. Ltd.	280	2,706
Sun Kwang Co. Ltd.	157	1,706
Sung Kwang Bend Co. Ltd.	2,419	35,798
Sungwoo Hitech Co. Ltd.	10,589	40,102
Synopex, Inc.(1)	9,091	41,639
Taeyoung Engineering & Construction Co. Ltd.(1)	572	1,085
Taihan Electric Wire Co. Ltd.(1)	2,248	18,331
TES Co. Ltd.	1,403	14,435
TK Corp.	3,338	41,181
TKG Huchems Co. Ltd.	3,057	40,620
Tokai Carbon Korea Co. Ltd.	493	24,796
Tongyang Life Insurance Co. Ltd.	7,546	31,583
Toptec Co. Ltd.	247	775
TSE Co. Ltd.(1)	162	4,369
Tway Air Co. Ltd.(1)	19,450	41,173
TY Holdings Co. Ltd.(1)	1,322	2,834
Unid Co. Ltd.	981	44,285
Value Added Technology Co. Ltd.	1,055	15,454
Vieworks Co. Ltd.	344	5,152
VT Co. Ltd.(1)	4,098	86,251
Webzen, Inc.	3,666	39,721
WiSoL Co. Ltd.	935	3,759
Wonik Holdings Co. Ltd.(1)	908	1,597
WONIK IPS Co. Ltd.(1)	1,371	22,745
Wonik Materials Co. Ltd.	174	2,120
Wonik QnC Corp.	1,985	26,638
Woongjin Thinkbig Co. Ltd.(1)	2,317	2,770
Woori Financial Group, Inc.	77,403	929,368
Woori Technology Investment Co. Ltd.(1)	6,780	42,979
YG Entertainment, Inc.	1,265	43,441
Youngone Corp.	3,042	89,654
Youngone Holdings Co. Ltd.	1,095	67,697
Yuanta Securities Korea Co. Ltd.	8,160	15,939
Yuhan Corp.	1,214	100,750
Zinus, Inc.	380	5,876
		55,240,271
Taiwan — 22.0%
Abico Avy Co. Ltd.	34,020	28,438
Ability Enterprise Co. Ltd.(2)	33,000	47,329
Accton Technology Corp.	9,000	183,769
Acer, Inc.	205,000	240,221
ACES Electronic Co. Ltd.(1)	7,514	11,916
Acter Group Corp. Ltd.	17,000	165,172
Advanced Analog Technology, Inc.	2,000	4,242
Advanced International Multitech Co. Ltd.	28,000	63,610
Advanced Power Electronics Corp.	8,000	22,577
Advancetek Enterprise Co. Ltd.	59,000	148,251
Advantech Co. Ltd.	6,708	69,854
AGV Products Corp.	14,000	5,141

Airtac International Group	2,046	50,061
Alcor Micro Corp.(1)(2)	3,000	11,020
Alltop Technology Co. Ltd.	6,500	55,708
Alpha Networks, Inc.	26,773	30,872
Altek Corp.	34,000	33,594
Ambassador Hotel	11,000	19,182
Ampak Technology, Inc.	7,000	29,067
Ampire Co. Ltd.	2,000	2,088
AMPOC Far-East Co. Ltd.	18,000	58,177
AmTRAN Technology Co. Ltd.	128,726	77,967
Anji Technology Co. Ltd.	5,099	4,719
Anpec Electronics Corp.	11,000	55,887
Apacer Technology, Inc.	1,000	1,466
APAQ Technology Co. Ltd.	7,000	30,905
APCB, Inc.	2,000	975
Apex International Co. Ltd.(1)	15,990	20,867
Ardentec Corp.	75,000	124,548
Argosy Research, Inc.	4,155	19,194
ASE Technology Holding Co. Ltd., ADR	91,258	887,028
Asia Cement Corp.	201,000	260,710
Asia Optical Co., Inc.	46,000	154,012
Asia Polymer Corp.	74,353	36,999
Asia Tech Image, Inc.	10,000	27,769
Asia Vital Components Co. Ltd.	9,910	199,003
ASPEED Technology, Inc.	1,000	127,474
ASROCK, Inc.	2,000	14,622
Asustek Computer, Inc.	26,000	474,296
Aten International Co. Ltd.	2,000	4,803
Audix Corp.	1,000	2,169
AUO Corp.(1)	540,640	260,636
AURAS Technology Co. Ltd.(2)	5,000	106,548
Avermedia Technologies	28,800	36,610
Axiomtek Co. Ltd.	16,000	52,145
Bafang Yunji International Co. Ltd.	5,000	22,737
Bank of Kaohsiung Co. Ltd.	72,223	25,833
Basso Industry Corp.	17,000	22,407
BES Engineering Corp.	164,000	56,952
Bin Chuan Enterprise Co. Ltd.(1)	2,000	4,029
Bioteque Corp.	8,000	31,215
Bizlink Holding, Inc.	34,000	684,473
Bonny Worldwide Ltd.(1)	5,000	41,980
Bora Pharmaceuticals Co. Ltd.	4,287	114,051
Brave C&H Supply Co. Ltd.	5,000	17,334
Brighton-Best International Taiwan, Inc.	31,000	32,591
Brillian Network & Automation Integrated System Co. Ltd.	6,000	44,350
Browave Corp.(2)	11,000	42,165
C Sun Manufacturing Ltd.	354	2,193
Capital Futures Corp.	12,000	21,543
Capital Securities Corp.	136,000	96,104
Career Technology MFG. Co. Ltd.(1)	55,023	29,175
Caswell, Inc.	12,000	45,470
Catcher Technology Co. Ltd.	60,000	364,617
Cathay Financial Holding Co. Ltd.	749,893	1,525,557
Cayman Engley Industrial Co. Ltd.	2,000	2,408
Cenra, Inc.	14,500	16,851

Central Reinsurance Co. Ltd.	49,975	39,822
Century Iron & Steel Industrial Co. Ltd.	27,000	146,145
Chailease Holding Co. Ltd.	15,959	58,515
Chain Chon Industrial Co. Ltd.	41,000	18,708
ChainQui Construction Development Co. Ltd.(1)	2,200	1,169
Champion Building Materials Co. Ltd.(1)	22,500	7,242
Chang Hwa Commercial Bank Ltd.	619,842	336,517
Chang Wah Electromaterials, Inc.	4,000	6,048
Chang Wah Technology Co. Ltd.	62,000	66,073
Channel Well Technology Co. Ltd.	32,000	64,333
Charoen Pokphand Enterprise	24,000	73,220
CHC Healthcare Group	9,000	11,400
CHC Resources Corp.	17,000	34,864
Chen Full International Co. Ltd.	4,000	5,151
Chenbro Micom Co. Ltd.	9,000	80,864
Cheng Loong Corp.	71,000	47,567
Cheng Mei Materials Technology Corp.(1)	93,789	37,147
Cheng Shin Rubber Industry Co. Ltd.	209,000	326,625
Cheng Uei Precision Industry Co. Ltd.	85,000	209,989
Chenming Electronic Technology Corp.	5,000	22,763
Chia Chang Co. Ltd.	5,000	6,359
Chia Hsin Cement Corp.	2,040	1,131
Chicony Electronics Co. Ltd.	63,000	306,403
Chicony Power Technology Co. Ltd.	8,000	31,640
Chien Kuo Construction Co. Ltd.	26,400	22,185
China Airlines Ltd.	458,000	353,018
China Bills Finance Corp.	46,000	21,251
China Electric Manufacturing Corp.	28,000	15,020
China General Plastics Corp.	26,805	11,227
China Man-Made Fiber Corp.(1)	82,000	20,717
China Metal Products	44,000	45,741
China Motor Corp.	29,000	75,711
China Petrochemical Development Corp.(1)	464,690	116,858
China Steel Chemical Corp.	8,000	23,934
China Steel Corp.(2)	535,000	349,949
China Wire & Cable Co. Ltd.	22,000	25,499
Chinese Maritime Transport Ltd.	26,000	34,480
Ching Feng Home Fashions Co. Ltd.	1,025	979
Chin-Poon Industrial Co. Ltd.	44,000	52,072
Chipbond Technology Corp.	88,000	175,218
ChipMOS Technologies, Inc.	76,000	75,319
Chlitina Holding Ltd.	4,120	14,686
Chong Hong Construction Co. Ltd.	37,000	102,344
Chroma ATE, Inc.	19,000	243,499
Chun Yuan Steel Industry Co. Ltd.	77,000	43,860
Chung Hwa Pulp Corp.(1)	19,000	10,485
Chung-Hsin Electric & Machinery Manufacturing Corp.	70,000	342,625
Chunghwa Telecom Co. Ltd., ADR	13,849	527,508
Cleanaway Co. Ltd.	11,000	61,552
Clevo Co.(2)	70,000	122,701
CMC Magnetics Corp.	163,280	56,794
Compal Electronics, Inc.	253,000	288,577
Compeq Manufacturing Co. Ltd.	125,000	236,236
Concord International Securities Co. Ltd.	60,311	29,977
Concord Securities Co. Ltd.	144,929	61,094

Continental Holdings Corp.	56,000	52,661
Contrel Technology Co. Ltd.	27,000	46,942
Coremax Corp.	8,731	16,483
Coretronic Corp.	44,000	105,772
Cryomax Cooling System Corp.	12,578	14,849
CTBC Financial Holding Co. Ltd.	1,341,000	1,549,040
CTCI Corp.	32,000	40,355
CviLux Corp.	14,000	21,557
CyberPower Systems, Inc.	8,000	88,302
CyberTAN Technology, Inc.(1)	25,000	25,218
DA CIN Construction Co. Ltd.	20,000	30,996
Da-Li Development Co. Ltd.	67,287	92,374
Darfon Electronics Corp.	36,000	55,917
Darwin Precisions Corp.(1)	23,000	9,484
Daxin Materials Corp.	11,000	69,714
Delta Electronics, Inc.	31,000	367,533
Depo Auto Parts Ind Co. Ltd.	20,000	148,748
DFI, Inc.	10,000	23,049
Dimerco Express Corp.	18,102	45,629
D-Link Corp.	76,000	51,119
DONPON PRECISION, Inc.	10,000	10,754
Dyaco International, Inc.	1,050	903
Dynamic Holding Co. Ltd.(2)	27,274	52,121
Dynapack International Technology Corp.	30,000	183,684
E Ink Holdings, Inc.	5,000	43,762
E.Sun Financial Holding Co. Ltd.	487,230	406,491
Eastech Holding Ltd.	12,000	49,882
Eastern Media International Corp.(1)	8,088	4,580
Eclat Textile Co. Ltd.	1,000	16,446
ECOVE Environment Corp.	3,000	25,849
Edimax Technology Co. Ltd.(1)	43,000	43,325
Edom Technology Co. Ltd.	48,000	48,839
Elan Microelectronics Corp.	28,000	126,946
Elite Advanced Laser Corp.(1)	8,000	60,813
Elite Material Co. Ltd.	6,000	87,295
Elitegroup Computer Systems Co. Ltd.	35,000	25,709
eMemory Technology, Inc.	2,000	182,009
Emerging Display Technologies Corp.	25,000	20,760
Ennostar, Inc.(1)	83,325	114,354
Eson Precision Ind Co. Ltd.	18,000	38,564
Eternal Materials Co. Ltd.	99,100	91,342
Eva Airways Corp.	359,000	461,205
Evergreen International Storage & Transport Corp.	36,000	34,487
Evergreen Marine Corp. Taiwan Ltd.	98,800	663,777
EVERGREEN Steel Corp.(2)	23,000	70,198
Everlight Chemical Industrial Corp.	26,000	18,140
Everlight Electronics Co. Ltd.	11,000	26,470
Evertop Wire Cable Corp.	43,000	29,154
Excellence Opto, Inc.	2,000	1,819
Excelsior Medical Co. Ltd.	22,711	60,686
Far Eastern Department Stores Ltd.	148,000	115,123
Far Eastern International Bank	327,258	136,846
Far Eastern New Century Corp.	278,000	287,244
Far EasTone Telecommunications Co. Ltd.	158,674	440,382
Faraday Technology Corp.	14,540	100,534

Farglory Land Development Co. Ltd.	27,000	54,672
Favite, Inc.(1)	17,000	27,267
Feedback Technology Corp.	10,240	41,117
Feng Hsin Steel Co. Ltd.	12,000	27,748
Feng TAY Enterprise Co. Ltd.	20,344	82,571
Firich Enterprises Co. Ltd.	9,918	9,969
First Financial Holding Co. Ltd.	925,708	777,238
First Insurance Co. Ltd.	25,000	19,183
First Steamship Co. Ltd.(1)	79,350	18,815
FIT Holding Co. Ltd.	49,000	106,072
Fitipower Integrated Technology, Inc.	10,693	79,422
Fittech Co. Ltd.(1)	253	1,165
FLEXium Interconnect, Inc.	48,000	99,595
Flytech Technology Co. Ltd.	21,000	53,590
Forcecon Tech Co. Ltd.	15,000	69,668
Forest Water Environment Engineering Co. Ltd.(1)	16,512	18,700
Formosa Advanced Technologies Co. Ltd.	5,000	4,718
Formosa Chemicals & Fibre Corp.	110,000	115,139
Formosa International Hotels Corp.	4,000	23,785
Formosa Laboratories, Inc.	12,000	28,169
Formosa Petrochemical Corp.	10,000	12,645
Formosa Plastics Corp.	106,000	135,444
Formosa Sumco Technology Corp.	10,000	35,040
Formosa Taffeta Co. Ltd.	87,000	54,449
Formosan Rubber Group, Inc.	11,700	9,208
Formosan Union Chemical	54,000	35,788
Fortune Electric Co. Ltd.	12,000	204,661
Founding Construction & Development Co. Ltd.	26,000	16,763
Foxconn Technology Co. Ltd.	167,000	416,529
Foxsemicon Integrated Technology, Inc.	20,000	191,901
Franbo Lines Corp.	12,966	7,571
Froch Enterprise Co. Ltd.	33,000	17,833
FSP Technology, Inc.	22,000	44,416
Fu Hua Innovation Co. Ltd.	36,866	39,022
Fubon Financial Holding Co. Ltd.	555,120	1,512,695
Fulgent Sun International Holding Co. Ltd.	10,042	34,721
Full Wang International Development Co. Ltd.(1)	1,479	1,857
Fulltech Fiber Glass Corp.(1)	15,970	14,027
Fusheng Precision Co. Ltd.	19,000	183,217
G Tech Optoelectronics Corp.(1)	35,000	34,420
Gamania Digital Entertainment Co. Ltd.	7,000	18,644
GEM Services, Inc.	3,000	6,415
Gemtek Technology Corp.	82,000	91,439
General Interface Solution Holding Ltd.(1)	40,000	60,671
Genesys Logic, Inc.	19,000	86,597
Genius Electronic Optical Co. Ltd.(2)	19,000	262,445
GeoVision, Inc.	11,570	20,371
Getac Holdings Corp.	43,000	139,130
Giant Manufacturing Co. Ltd.	48,217	227,190
Giantplus Technology Co. Ltd.	41,000	20,433
Gigabyte Technology Co. Ltd.(2)	21,000	177,252
Global Brands Manufacture Ltd.	49,200	83,767
Global Lighting Technologies, Inc.	5,000	9,566
Global Mixed Mode Technology, Inc.	11,000	76,718
Global PMX Co. Ltd.	4,000	14,233

Global Unichip Corp.	3,000	111,639
Globalwafers Co. Ltd.	10,000	127,008
Globe Union Industrial Corp.	53,000	23,478
Gloria Material Technology Corp.	62,000	90,375
GMI Technology, Inc.	15,000	27,402
Gold Circuit Electronics Ltd.	24,100	138,986
Golden Long Teng Development Co. Ltd.	34,000	30,216
Goldsun Building Materials Co. Ltd.	148,990	248,943
Gordon Auto Body Parts	33,000	39,897
Gourmet Master Co. Ltd.	14,000	41,342
Grand Fortune Securities Co. Ltd.	54,269	21,280
Grand Pacific Petrochemical(1)	134,857	47,681
Grand Process Technology Corp.	1,000	51,390
Grape King Bio Ltd.	11,000	52,610
Great Tree Pharmacy Co. Ltd.	4,682	24,726
Great Wall Enterprise Co. Ltd.	59,304	97,563
Greatek Electronics, Inc.	33,000	57,848
GTM Holdings Corp.	2,000	2,112
Hai Kwang Enterprise Corp.(1)	12,600	6,606
Hannstar Board Corp.	37,076	58,402
HannStar Display Corp.(1)	252,000	68,179
HannsTouch Holdings Co.(1)	113,000	36,674
Hanpin Electron Co. Ltd.	15,000	26,733
Harmony Electronics Corp.	5,000	5,225
HD Renewable Energy Co. Ltd.	11,149	70,565
Heran Co. Ltd.	2,000	6,441
Highwealth Construction Corp.	270,964	401,980
Hi-Lai Foods Co. Ltd.	4,000	18,391
HIM International Music, Inc.	8,000	30,262
Hiroca Holdings Ltd.	4,000	3,602
Hitron Technology, Inc.	45,000	48,994
Hiwin Technologies Corp.	18,675	133,752
Hiyes International Co. Ltd.	14,272	79,393
Ho Tung Chemical Corp.	146,000	38,068
Hocheng Corp.	66,140	35,173
Holy Stone Enterprise Co. Ltd.	10,500	29,079
Hon Hai Precision Industry Co. Ltd.	962,000	5,858,276
Hong Ho Precision Textile Co. Ltd.	21,000	35,547
Hong Pu Real Estate Development Co. Ltd.	40,000	38,099
Hong TAI Electric Industrial	19,000	20,304
Horizon Securities Co. Ltd.	19,080	6,949
Hota Industrial Manufacturing Co. Ltd.	2,147	4,308
Hotai Finance Co. Ltd.	21,780	57,715
Hotai Motor Co. Ltd.	15,180	288,615
Hsin Ba Ba Corp.	10,207	40,439
Hsing TA Cement Co.	2,000	1,132
HTC Corp.(1)	9,000	12,564
Hu Lane Associate, Inc.	6,150	31,485
Hua Nan Financial Holdings Co. Ltd.	869,287	698,954
Huang Hsiang Construction Corp.	14,000	32,848
Hung Ching Development & Construction Co. Ltd.	2,000	2,334
Hung Sheng Construction Ltd.	82,920	69,083
Hwang Chang General Contractor Co. Ltd.(2)	44,316	101,577
IBF Financial Holdings Co. Ltd.	284,716	130,131
Ichia Technologies, Inc.(2)	34,000	43,596

I-Chiun Precision Industry Co. Ltd.(2)	21,540	73,380
IEI Integration Corp.	19,000	46,486
In Win Development, Inc.(1)	6,000	19,465
Infortrend Technology, Inc.	23,000	26,250
Innodisk Corp.	6,483	47,327
Innolux Corp.	608,524	285,388
Inpaq Technology Co. Ltd.	17,853	43,731
Integrated Service Technology, Inc.	14,000	62,237
Interactive Digital Technologies, Inc.	8,000	21,105
International CSRC Investment Holdings Co.(1)	89,000	41,794
International Games System Co. Ltd.	31,000	923,415
Inventec Corp.(2)	114,000	173,757
Iron Force Industrial Co. Ltd.	8,296	26,449
I-Sheng Electric Wire & Cable Co. Ltd.	1,000	1,619
ITE Technology, Inc.	18,000	78,204
ITEQ Corp.(2)	42,000	98,261
J&V Energy Technology Co. Ltd.	8,000	42,575
Jarllytec Co. Ltd.(2)	9,000	54,716
Jean Co. Ltd.	24,538	19,477
Jetwell Computer Co. Ltd.	7,000	28,894
Jih Lin Technology Co. Ltd.	2,000	3,250
Jinan Acetate Chemical Co. Ltd.(2)	7,417	204,199
Johnson Health Tech Co. Ltd.	20,000	97,556
Joinsoon Electronics Manufacturing Co. Ltd.	1,549	848
JPC connectivity, Inc.	16,000	76,694
K Laser Technology, Inc.	2,000	1,288
Kaimei Electronic Corp.	20,400	43,153
Kedge Construction Co. Ltd.	14,000	32,558
KEE TAI Properties Co. Ltd.	42,630	21,242
Kenda Rubber Industrial Co. Ltd.	37,892	33,667
Kerry TJ Logistics Co. Ltd.	23,000	28,083
Keystone Microtech Corp.	3,000	29,399
KGI Financial Holding Co. Ltd.	676,760	360,108
KGI Financial Holding Co. Ltd., Preference Shares	80,081	19,189
Kindom Development Co. Ltd.	68,400	125,012
King Polytechnic Engineering Co. Ltd.	23,793	37,117
King Yuan Electronics Co. Ltd.	196,000	773,487
King's Town Bank Co. Ltd.	163,000	243,511
Kinik Co.	12,000	111,278
Kinpo Electronics	270,000	250,539
Kinsus Interconnect Technology Corp.(2)	53,000	155,929
KMC Kuei Meng International, Inc.	2,000	7,670
KNH Enterprise Co. Ltd.	4,000	2,208
KS Terminals, Inc.	16,000	38,620
Kung Long Batteries Industrial Co. Ltd.	10,000	48,795
Kung Sing Engineering Corp.(1)	71,400	25,016
Kuo Toong International Co. Ltd.	48,000	79,100
Kuo Yang Construction Co. Ltd.	25,000	17,478
L&K Engineering Co. Ltd.(2)	39,918	285,068
Lanner Electronics, Inc.	31,180	86,716
Largan Precision Co. Ltd.	3,000	226,363
Lealea Enterprise Co. Ltd.(1)	23,920	6,781
Lelon Electronics Corp.	12,000	29,188
Lemtech Holdings Co. Ltd.	6,000	19,887
Li Peng Enterprise Co. Ltd.(1)	126,000	30,226

Lian HWA Food Corp.	3,709	13,683
Lien Hwa Industrial Holdings Corp.	1,546	2,798
Lingsen Precision Industries Ltd.(1)	32,000	17,848
Lintes Technology Co. Ltd.	4,000	21,284
Lion Travel Service Co. Ltd.	19,000	71,328
Lite-On Technology Corp.	55,000	177,438
Long Bon International Co. Ltd.(1)	101,000	64,836
Long Da Construction & Development Corp.	2,000	2,221
Longchen Paper & Packaging Co. Ltd.(1)	70,591	26,896
Longwell Co.	19,000	42,436
Lotes Co. Ltd.	3,142	174,948
Lotus Pharmaceutical Co. Ltd.	5,000	45,057
Lucky Cement Corp.	9,000	4,009
Lung Yen Life Service Corp.(1)	23,000	35,473
Macauto Industrial Co. Ltd.	2,000	3,695
Macnica Galaxy, Inc.	10,000	22,064
Macroblock, Inc.	3,000	6,660
Macronix International Co. Ltd.	75,000	48,612
Makalot Industrial Co. Ltd.	16,320	161,180
Marketech International Corp.	13,000	59,286
Materials Analysis Technology, Inc.	8,414	66,792
MediaTek, Inc.	111,000	4,358,330
Mega Financial Holding Co. Ltd.	576,247	706,866
Meiloon Industrial Co.	25,600	24,687
Mercuries & Associates Holding Ltd.(1)	70,504	34,961
Mercuries Life Insurance Co. Ltd.(1)	524,555	106,937
Merida Industry Co. Ltd.	34,000	168,479
Merry Electronics Co. Ltd.	38,573	126,852
Micro-Star International Co. Ltd.	19,000	100,712
Mildef Crete, Inc.	9,000	23,686
MIN AIK Technology Co. Ltd.(1)	36,000	26,204
Mitac Holdings Corp.	81,840	212,972
Mobiletron Electronics Co. Ltd.(1)	1,000	1,301
momo.com, Inc.	1,801	20,225
MOSA Industrial Corp.(1)	37,656	25,636
Motech Industries, Inc.	45,000	33,113
MPI Corp.	7,000	169,855
MSSCORPS Co. Ltd.	6,480	32,913
My Humble House Hospitality Management Consulting(1)	13,000	20,241
Nak Sealing Technologies Corp.	6,000	21,383
Namchow Holdings Co. Ltd.	27,000	44,186
Nan Pao Resins Chemical Co. Ltd.	8,000	79,552
Nan Ren Lake Leisure Amusement Co. Ltd.(1)	2,000	932
Nan Ya Plastics Corp.	160,000	191,431
Nan Ya Printed Circuit Board Corp.	19,000	68,835
Nantex Industry Co. Ltd.	29,000	30,447
Nanya Technology Corp.(1)	77,000	79,972
Netronix, Inc.	15,000	55,194
Nexcom International Co. Ltd.	19,000	30,294
Nichidenbo Corp.	22,000	49,816
Nidec Chaun-Choung Technology Corp.	3,000	18,119
Nien Made Enterprise Co. Ltd.	19,000	235,600
Niko Semiconductor Co. Ltd.	5,289	8,006
Nishoku Technology, Inc.	2,000	8,038
Novatek Microelectronics Corp.	59,000	885,093

Nuvoton Technology Corp.	14,000	39,273
O-Bank Co. Ltd.	149,000	45,331
Ocean Plastics Co. Ltd.	9,000	9,153
Onyx Healthcare, Inc.	3,000	14,571
Orient Semiconductor Electronics Ltd.(2)	89,000	98,188
Oriental Union Chemical Corp.	36,000	18,007
O-TA Precision Industry Co. Ltd.	10,000	24,514
Pacific Construction Co.	57,000	21,017
Pacific Hospital Supply Co. Ltd.	3,000	8,261
PADAUK Technology Co. Ltd.	2,662	7,152
Pan Jit International, Inc.	46,000	72,681
Pan-International Industrial Corp.	56,000	64,517
Parade Technologies Ltd.	1,000	21,591
PCL Technologies, Inc.	8,000	29,216
Pegatron Corp.	263,000	768,236
Pegavision Corp.	7,171	83,043
Phison Electronics Corp.	3,000	43,026
Phoenix Silicon International Corp.	8,449	34,897
Phoenix Tours International, Inc.	11,000	21,196
Pixart Imaging, Inc.	17,000	112,802
Planet Technology Corp.	5,000	24,500
Podak Co. Ltd.	10,500	18,162
Posiflex Technology, Inc.	1,000	9,641
Pou Chen Corp.	390,000	491,763
Power Wind Health Industry, Inc.	1,050	3,644
Powerchip Semiconductor Manufacturing Corp.(1)	158,000	83,081
Powertech Technology, Inc.	117,000	445,083
Poya International Co. Ltd.	4,120	60,854
President Chain Store Corp.	45,000	375,055
President Securities Corp.	192,451	157,358
Primax Electronics Ltd.	40,000	97,585
Prince Housing & Development Corp.	180,000	59,977
Prosperity Dielectrics Co. Ltd.	21,000	28,593
Qisda Corp.	59,000	67,334
Qualipoly Chemical Corp.	2,000	2,734
Quang Viet Enterprise Co. Ltd.	1,000	2,996
Quanta Computer, Inc.	139,000	1,263,642
Quanta Storage, Inc.(2)	24,000	71,115
Radiant Opto-Electronics Corp.	91,000	536,509
Radium Life Tech Co. Ltd.(1)	121,000	39,604
Raydium Semiconductor Corp.	6,000	68,718
Realtek Semiconductor Corp.	36,000	531,903
Rechi Precision Co. Ltd.	62,000	51,016
Rexon Industrial Corp. Ltd.	24,000	23,273
Rich Development Co. Ltd.	186,430	57,147
RiTdisplay Corp.(1)	4,738	8,412
Ritek Corp.(1)	16,000	7,460
Roo Hsing Co. Ltd.(1)	3,000	293
Ruentex Development Co. Ltd.	220,880	306,374
Ruentex Engineering & Construction Co.	15,672	69,255
Ruentex Industries Ltd.	91,235	218,352
Ruentex Materials Co. Ltd.	1,000	805
Run Long Construction Co. Ltd.(2)	81,400	104,008
Sampo Corp.	9,000	7,877
San Fang Chemical Industry Co. Ltd.	38,000	47,283

San Far Property Ltd.	2,316	1,818
San Shing Fastech Corp.	3,000	5,115
Sanyang Motor Co. Ltd.	62,000	135,968
Scientech Corp.	2,000	25,810
SDI Corp.	4,000	12,665
Senao Networks, Inc.	4,000	25,526
Sensortek Technology Corp.	1,000	8,476
Sercomm Corp.	13,000	43,837
Sesoda Corp.	36,000	46,465
Shanghai Commercial & Savings Bank Ltd.	232,001	281,207
Shan-Loong Transportation Co. Ltd.	2,000	1,235
Sheng Yu Steel Co. Ltd.	2,000	1,536
ShenMao Technology, Inc.	16,000	31,407
Shih Her Technologies, Inc.	6,000	23,557
Shih Wei Navigation Co. Ltd.(1)	16,457	8,989
Shin Foong Specialty & Applied Materials Co. Ltd.(1)	3,000	5,685
Shin Kong Financial Holding Co. Ltd.(1)	2,069,079	738,805
Shin Zu Shing Co. Ltd.(2)	22,829	136,982
Shining Building Business Co. Ltd.(1)	22,000	7,703
Shinkong Insurance Co. Ltd.	49,000	151,274
Shinkong Synthetic Fibers Corp.	163,000	80,970
Shiny Chemical Industrial Co. Ltd.	13,777	70,690
Shuttle, Inc.	27,000	16,778
Sigurd Microelectronics Corp.	91,000	194,251
Silergy Corp.	4,000	52,381
Silicon Integrated Systems Corp.	9,174	19,598
Simplo Technology Co. Ltd.	23,000	268,330
Sinbon Electronics Co. Ltd.	31,000	244,727
Sincere Navigation Corp.	55,000	44,813
Singatron Enterprise Co. Ltd.	8,000	7,541
Sino-American Silicon Products, Inc.	24,000	114,012
Sinon Corp.	80,000	111,667
SinoPac Financial Holdings Co. Ltd.	1,227,569	882,453
Sinyi Realty, Inc.	6,000	5,430
Sirtec International Co. Ltd.	1,000	1,030
Sitronix Technology Corp.	16,000	102,449
Siward Crystal Technology Co. Ltd.	26,000	21,669
Soft-World International Corp.	3,000	11,948
Solteam, Inc.	5,332	8,953
Sonix Technology Co. Ltd.	12,000	15,503
Sporton International, Inc.(2)	7,402	46,574
Sports Gear Co. Ltd.	9,000	38,474
St. Shine Optical Co. Ltd.	5,000	34,566
Standard Foods Corp.	20,000	23,150
Stark Technology, Inc.	10,000	39,167
Sunjuice Holdings Co. Ltd.	1,000	4,131
Sunny Friend Environmental Technology Co. Ltd.	2,248	6,259
Sunonwealth Electric Machine Industry Co. Ltd.	26,000	80,474
Sunplus Innovation Technology, Inc.	5,000	23,614
Sunrex Technology Corp.	5,000	9,807
Sunspring Metal Corp.	24,000	24,663
Swancor Holding Co. Ltd.	8,000	23,475
Sweeten Real Estate Development Co. Ltd.	2,426	2,568
Symtek Automation Asia Co. Ltd.	8,323	54,756
Syncmold Enterprise Corp.	29,000	81,702

Synnex Technology International Corp.	146,000	341,580
Systex Corp.	4,000	15,921
T3EX Global Holdings Corp.	18,121	44,041
TA Chen Stainless Pipe	194,369	208,096
Tah Hsin Industrial Corp.	2,145	4,649
TA-I Technology Co. Ltd.	19,000	27,513
Taichung Commercial Bank Co. Ltd.	579,807	335,613
TaiDoc Technology Corp.	9,000	40,949
Taiflex Scientific Co. Ltd.	25,103	37,969
Taimide Tech, Inc.	10,000	13,053
Tainan Spinning Co. Ltd.	160,000	75,186
Tai-Saw Technology Co. Ltd.	20,000	15,328
Taishin Financial Holding Co. Ltd.	1,409,253	744,046
TaiSol Electronics Co. Ltd.	11,000	24,999
Taisun Enterprise Co. Ltd.(1)	2,000	1,305
Taita Chemical Co. Ltd.	9,343	4,661
TAI-TECH Advanced Electronics Co. Ltd.	7,000	25,723
Taiwan Business Bank	1,093,746	499,656
Taiwan Cooperative Financial Holding Co. Ltd.	537,754	413,160
Taiwan FamilyMart Co. Ltd.	1,000	5,852
Taiwan Fertilizer Co. Ltd.	72,000	124,369
Taiwan Fire & Marine Insurance Co. Ltd.	2,000	1,771
Taiwan FU Hsing Industrial Co. Ltd.	33,000	54,429
Taiwan Glass Industry Corp.(1)	103,000	64,302
Taiwan High Speed Rail Corp.	157,000	136,901
Taiwan Hon Chuan Enterprise Co. Ltd.	49,067	222,819
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	23,000	28,851
Taiwan Land Development Corp.(1)	21,000	6
Taiwan Mobile Co. Ltd.	48,000	167,228
Taiwan Navigation Co. Ltd.	37,000	35,463
Taiwan Paiho Ltd.	40,000	96,195
Taiwan PCB Techvest Co. Ltd.	38,000	43,962
Taiwan Sakura Corp.	25,000	65,272
Taiwan Secom Co. Ltd.	7,000	27,824
Taiwan Semiconductor Co. Ltd.	15,000	27,565
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	169,903	31,374,288
Taiwan Shin Kong Security Co. Ltd.	1,010	1,277
Taiwan Styrene Monomer(1)	2,000	706
Taiwan Surface Mounting Technology Corp.	62,000	198,838
Taiwan Takisawa Technology Co. Ltd.	10,000	25,657
Taiwan TEA Corp.(1)	29,000	18,453
Taiyen Biotech Co. Ltd.	6,000	5,951
Tatung Co. Ltd.(1)	114,000	166,886
Tatung System Technologies, Inc.	13,000	36,219
TCC Group Holdings Co. Ltd.	670,858	693,150
Te Chang Construction Co. Ltd.	1,000	1,908
Team Group, Inc.(1)	17,000	45,364
Teco Electric & Machinery Co. Ltd.	121,000	198,698
Teco Image Systems Co. Ltd.	19,000	18,814
Tera Autotech Corp.	1,081	894
Test Research, Inc.	32,000	129,191
Test Rite International Co. Ltd.	2,000	1,245
Tex-Ray Industrial Co. Ltd.(1)	12,000	3,999
Thinking Electronic Industrial Co. Ltd.	9,000	42,987
Thintech Materials Technology Co. Ltd.	9,000	21,700

Thye Ming Industrial Co. Ltd.	25,800	51,783
Ton Yi Industrial Corp.	112,000	54,191
Tong Hsing Electronic Industries Ltd.	19,890	79,534
Tong Yang Industry Co. Ltd.	59,000	216,540
Tong-Tai Machine & Tool Co. Ltd.(2)	74,000	74,743
Top Union Electronics Corp.	11,075	11,383
Topco Scientific Co. Ltd.	42,000	385,026
Topkey Corp.	13,000	78,788
Topoint Technology Co. Ltd.	28,000	28,634
TPK Holding Co. Ltd.(1)	77,000	98,901
Tripod Technology Corp.	51,000	299,089
Trusval Technology Co. Ltd.	4,093	24,017
Tsann Kuen Enterprise Co. Ltd.	8,419	8,187
TSRC Corp.	80,000	56,455
Ttet Union Corp.	2,000	9,039
TTFB Co. Ltd.	3,300	20,296
TTY Biopharm Co. Ltd.	10,000	23,295
Tung Ho Steel Enterprise Corp.	64,770	141,060
Tung Thih Electronic Co. Ltd.	9,900	30,630
TXC Corp.	50,000	162,569
TYC Brother Industrial Co. Ltd.	44,000	88,379
Tyntek Corp.	63,000	48,686
UDE Corp.	21,000	54,004
Ultra Chip, Inc.	8,000	20,073
U-Ming Marine Transport Corp.	63,000	115,908
Unimicron Technology Corp.	56,000	259,750
Union Bank of Taiwan	228,130	108,147
Union Insurance Co. Ltd.(1)	16,100	15,837
Uni-President Enterprises Corp.	407,000	1,062,777
Unitech Printed Circuit Board Corp.(1)	86,000	83,391
United Integrated Services Co. Ltd.	33,000	437,256
United Microelectronics Corp.(2)	867,000	1,176,239
United Renewable Energy Co. Ltd.(1)	76,285	25,310
Univacco Technology, Inc.	18,000	31,869
Universal Cement Corp.	73,759	66,606
Universal Vision Biotechnology Co. Ltd.	3,339	22,391
UPC Technology Corp.	63,000	20,724
Userjoy Technology Co. Ltd.	4,410	10,537
USI Corp.	105,000	41,504
Utechzone Co. Ltd.	6,000	22,580
Vanguard International Semiconductor Corp.(2)	175,733	487,906
Ventec International Group Co. Ltd.	11,000	23,731
Via Technologies, Inc.	19,000	60,762
Visual Photonics Epitaxy Co. Ltd.	9,000	47,476
Voltronic Power Technology Corp.	7,000	398,905
Wafer Works Corp.	74,139	67,017
Wah Lee Industrial Corp.	28,100	105,956
Walsin Lihwa Corp.(2)	197,763	159,450
Walsin Technology Corp.	29,000	84,813
Walton Advanced Engineering, Inc.	49,000	23,263
Wan Hai Lines Ltd.(2)	102,785	264,306
WEI Chih Steel Industrial Co. Ltd.	13,000	9,053
Wei Chuan Foods Corp.	9,000	5,075
Weikeng Industrial Co. Ltd.	36,000	39,253
Well Shin Technology Co. Ltd.	22,000	43,673

Win Semiconductors Corp.(1)	26,000	93,658
Winbond Electronics Corp.(1)	257,428	128,097
Winmate, Inc.	7,000	32,744
Winstek Semiconductor Co. Ltd.	9,000	28,127
Wisdom Marine Lines Co. Ltd.	82,047	188,978
Wistron Corp.	177,000	624,851
Wistron NeWeb Corp.	38,000	136,492
WITS Corp.	9,593	32,864
Wiwynn Corp.	3,000	181,029
Wonderful Hi-Tech Co. Ltd.	30,000	31,968
Wowprime Corp.	14,293	102,003
WPG Holdings Ltd.	78,000	169,971
WT Microelectronics Co. Ltd.	45,058	153,505
WUS Printed Circuit Co. Ltd.	27,800	44,116
WW Holding, Inc.	6,000	19,200
XAVi Technologies Corp.(1)	8,000	17,823
XinTec, Inc.	6,000	35,808
Xxentria Technology Materials Corp.	9,810	17,052
Yageo Corp.	17,830	284,750
Yang Ming Marine Transport Corp.	223,000	505,382
Yankey Engineering Co. Ltd.(2)	4,693	45,526
YC INOX Co. Ltd.(1)	49,668	31,012
YCC Parts Manufacturing Co. Ltd.	1,000	1,674
Yea Shin International Development Co. Ltd.	6,646	6,590
Yem Chio Co. Ltd.	13,771	7,663
Yen Sun Technology Corp.	14,000	20,680
Yeong Guan Energy Technology Group Co. Ltd.(1)	13,371	16,512
YFY, Inc.	82,000	77,231
Yi Jinn Industrial Co. Ltd.	7,350	4,460
Yieh Phui Enterprise Co. Ltd.	144,228	67,693
Yonyu Plastics Co. Ltd.	1,000	797
Young Fast Optoelectronics Co. Ltd.	17,000	37,637
Youngtek Electronics Corp.	22,000	42,565
Yuanta Financial Holding Co. Ltd.	1,003,372	1,031,098
Yuanta Futures Co. Ltd.	11,000	30,858
Yulon Finance Corp.	32,244	117,136
Yulon Motor Co. Ltd.	66,784	115,154
Yungshin Construction & Development Co. Ltd.	13,000	66,608
YungShin Global Holding Corp.	22,000	38,166
Zeng Hsing Industrial Co. Ltd.	2,148	6,861
Zenitron Corp.	24,000	22,983
Zhen Ding Technology Holding Ltd.(2)	135,000	480,277
Zig Sheng Industrial Co. Ltd.(1)	22,000	6,795
Zinwell Corp.(1)	18,000	9,399
Zippy Technology Corp.	22,000	44,946
Zyxel Group Corp.	17,947	21,961
		111,310,199
Thailand — 1.9%
AAPICO Hitech PCL, NVDR	31,090	16,344
Advanced Info Service PCL, NVDR	56,100	466,820
Advanced Information Technology PCL, NVDR	50,000	6,298
AEON Thana Sinsap Thailand PCL, NVDR	9,800	35,319
Airports of Thailand PCL, NVDR	89,800	159,406
Amata Corp. PCL, NVDR	26,800	22,883
AP Thailand PCL, NVDR	293,500	74,164

Asia Aviation PCL, NVDR(1)	368,100	30,317
Asia Plus Group Holdings PCL, NVDR	240,200	17,113
Asia Sermkij Leasing PCL, NVDR	1,800	568
Asian Sea Corp. PCL, NVDR	9,900	2,427
Asset World Corp. PCL, NVDR	171,600	17,883
B Grimm Power PCL, NVDR	40,900	25,153
Bangchak Corp. PCL, NVDR	136,600	122,859
Bangkok Airways PCL, NVDR	120,000	82,325
Bangkok Aviation Fuel Services PCL, NVDR	1,000	371
Bangkok Bank PCL, NVDR	9,600	41,926
Bangkok Chain Hospital PCL, NVDR	154,200	74,659
Bangkok Dusit Medical Services PCL, NVDR	398,100	293,419
Bangkok Expressway & Metro PCL, NVDR	473,400	100,828
Bangkok Land PCL, NVDR	666,800	11,653
Bangkok Life Assurance PCL, NVDR	38,700	23,270
Banpu PCL, NVDR	692,766	115,569
Banpu Power PCL, NVDR	35,200	11,910
BCPG PCL, NVDR	187,400	30,893
BEC World PCL, NVDR	74,300	8,628
Berli Jucker PCL, NVDR	15,100	10,417
BG Container Glass PCL, NVDR	20,000	4,467
BTS Group Holdings PCL, NVDR(1)	285,500	46,312
Bumrungrad Hospital PCL, NVDR	37,700	229,173
Cal-Comp Electronics Thailand PCL, NVDR	1,225,496	298,151
Carabao Group PCL, NVDR	37,100	83,207
Central Pattana PCL, NVDR	119,900	210,480
Central Plaza Hotel PCL, NVDR	71,800	79,254
Central Retail Corp. PCL, NVDR	156,341	153,389
CH Karnchang PCL, NVDR	87,000	46,220
Charoen Pokphand Foods PCL, NVDR	285,300	199,304
Chularat Hospital PCL, NVDR	556,200	42,870
CK Power PCL, NVDR	141,800	13,579
Com7 PCL, NVDR	146,000	113,215
CP ALL PCL, NVDR	103,900	185,887
CP Axtra PCL, NVDR	29,863	30,257
Delta Electronics Thailand PCL, NVDR	112,600	496,932
Dhipaya Group Holdings PCL, NVDR	5,900	4,181
Diamond Building Products PCL, NVDR	5,000	1,125
Dohome PCL, NVDR	5,052	1,491
Dynasty Ceramic PCL, NVDR	269,300	14,678
Eastern Polymer Group PCL, NVDR	42,400	5,124
Eastern Water Resources Development & Management PCL, NVDR	2,900	250
Ekachai Medical Care PCL, NVDR	75,985	14,420
Electricity Generating PCL, NVDR	17,200	59,799
Energy Absolute PCL, NVDR	31,600	5,896
Erawan Group PCL, NVDR	294,460	34,389
GFPT PCL, NVDR	87,200	26,987
Global Power Synergy PCL, NVDR	23,400	29,830
Gulf Energy Development PCL, NVDR	62,200	110,197
Gunkul Engineering PCL, NVDR	455,500	31,119
Haad Thip PCL, NVDR	2,800	1,323
Hana Microelectronics PCL, NVDR	60,000	48,027
Home Product Center PCL, NVDR	518,100	143,089
Ichitan Group PCL, NVDR	112,900	48,781
Indorama Ventures PCL, NVDR	77,100	56,277

Interlink Communication PCL, NVDR	21,100	3,608
Intouch Holdings PCL, NVDR	32,300	89,655
IRPC PCL, NVDR	722,000	29,095
Italian-Thai Development PCL, NVDR(1)	149,800	2,315
Jaymart Group Holdings PCL, NVDR	129,500	53,577
JMT Network Services PCL, NVDR	85,800	48,549
Kasikornbank PCL, NVDR	36,900	162,123
KCE Electronics PCL, NVDR	141,600	104,836
KGI Securities Thailand PCL, NVDR	97,400	11,937
Khon Kaen Sugar Industry PCL, NVDR	55,500	3,176
Kiatnakin Phatra Bank PCL, NVDR	25,100	36,629
Krung Thai Bank PCL, NVDR	302,800	176,957
Krungthai Card PCL, NVDR	88,700	121,276
Land & Houses PCL, NVDR	776,400	122,478
LPN Development PCL, NVDR	37,300	3,087
Major Cineplex Group PCL, NVDR	139,000	58,768
MBK PCL, NVDR	85,300	47,072
MC Group PCL, NVDR	79,500	25,069
MCS Steel PCL, NVDR	43,200	8,963
Mega Lifesciences PCL, NVDR	61,600	63,275
Minor International PCL, NVDR	318,366	248,897
MK Restaurants Group PCL, NVDR	26,500	19,151
Muangthai Capital PCL, NVDR	94,400	136,081
Ngern Tid Lor PCL, NVDR	77,259	40,255
Noble Development PCL, Class C, NVDR	40,800	3,402
Osotspa PCL, NVDR	92,900	58,648
Plan B Media PCL, NVDR	261,604	55,403
Polyplex Thailand PCL, NVDR	13,000	4,823
Precious Shipping PCL, NVDR	121,600	26,819
Premier Marketing PCL, NVDR	3,900	1,036
Prima Marine PCL, NVDR	238,400	59,784
Pruksa Holding PCL, NVDR	61,600	15,199
PTG Energy PCL, NVDR	241,000	60,879
PTT Exploration & Production PCL, NVDR	85,000	316,663
PTT Global Chemical PCL, NVDR	106,200	78,533
PTT Oil & Retail Business PCL, NVDR	199,100	82,008
PTT PCL, NVDR	451,300	424,997
Quality Houses PCL, NVDR	618,800	32,502
R&B Food Supply PCL, NVDR	8,900	1,769
Rajthanee Hospital PCL, NVDR	10,300	6,666
Ratch Group PCL, NVDR	102,200	91,862
Ratchthani Leasing PCL, NVDR	189,915	9,480
Regional Container Lines PCL, NVDR	81,200	67,134
Rojana Industrial Park PCL, NVDR	102,000	18,771
RS PCL, NVDR(1)	85,580	14,231
S Hotels & Resorts PCL, NVDR	188,700	12,217
Sabina PCL, NVDR	22,900	14,025
Sansiri PCL, NVDR	1,174,700	61,632
Sappe PCL, NVDR	15,800	36,695
SC Asset Corp. PCL, NVDR	164,100	13,800
SCB X PCL, NVDR	21,200	70,832
Sermsang Power Corp. Co. Ltd., NVDR	99,915	16,333
Siam Cement PCL, NVDR	21,000	112,744
Siam Global House PCL, NVDR	96,160	45,031
Siamgas & Petrochemicals PCL, NVDR	27,100	5,604

Singha Estate PCL, NVDR	20,100	529
SISB PCL, NVDR	65,400	59,645
Somboon Advance Technology PCL, NVDR	36,500	11,606
SPCG PCL, NVDR	13,200	3,271
Sri Trang Agro-Industry PCL, NVDR	120,000	64,591
Srisawad Capital 1969 PCL, NVDR	22,440	1,349
Srisawad Corp. PCL, NVDR	70,070	83,690
Srivichai Vejvivat PCL, NVDR	25,600	6,783
Stecon Group PCL, NVDR	179,600	41,630
STP & I PCL, NVDR(1)	59,900	6,020
Supalai PCL, NVDR	169,500	94,145
Super Energy Corp. PCL, NVDR(1)	1,374,500	10,801
Susco PCL, NVDR	160,100	14,126
Taokaenoi Food & Marketing PCL, Class R, NVDR	75,200	18,592
Thai Airways International PCL, NVDR(1)	6,800	2
Thai Oil PCL, NVDR	104,300	114,990
Thai Union Group PCL, NVDR	304,600	121,888
Thai Vegetable Oil PCL, NVDR	36,960	24,687
Thaicom PCL, NVDR	109,800	41,460
Thaifoods Group PCL, NVDR	224,200	24,062
Thanachart Capital PCL, NVDR	21,000	30,033
Thonburi Healthcare Group PCL, NVDR	8,700	4,270
Thoresen Thai Agencies PCL, NVDR	181,300	31,273
Tipco Asphalt PCL, NVDR	42,400	23,614
Tisco Financial Group PCL, NVDR	19,600	55,163
TKS Technologies PCL, NVDR	15,200	2,944
TMBThanachart Bank PCL, NVDR	1,365,900	70,231
TOA Paint Thailand PCL, NVDR	35,000	14,605
TPI Polene PCL, NVDR	546,000	17,818
TPI Polene Power PCL, NVDR	54,800	4,764
True Corp. PCL, NVDR(1)	624,069	202,497
TTW PCL, NVDR	14,400	3,780
Unique Engineering & Construction PCL, NVDR	4,000	329
Univanich Palm Oil PCL, NVDR	80,500	21,579
VGI PCL, NVDR(1)	303,260	25,051
WHA Corp. PCL, NVDR	451,300	75,093
Workpoint Entertainment PCL, NVDR	14,600	3,319
		9,439,683
Turkey — 1.0%
Afyon Cimento Sanayi TAS	45,120	18,113
AG Anadolu Grubu Holding AS	1,279	12,019
Agesa Hayat ve Emeklilik AS	4,804	19,422
Akbank TAS	236,168	414,657
Akcansa Cimento AS	3,799	18,018
Akenerji Elektrik Uretim AS(1)	46,296	15,286
Akfen Yenilenebilir Enerji AS(1)	37,132	19,870
Aksa Akrilik Kimya Sanayii AS	157,104	44,606
Aksa Enerji Uretim AS	15,862	16,257
Aksigorta AS(1)	26,161	5,025
Alarko Holding AS	3,317	9,204
Albaraka Turk Katilim Bankasi AS(1)	323,222	57,845
Anadolu Anonim Turk Sigorta Sirketi(1)	23,474	63,526
Anadolu Efes Biracilik Ve Malt Sanayii AS	13,367	76,915
Aselsan Elektronik Sanayi Ve Ticaret AS	40,599	81,382
Aygaz AS	3,692	18,830

Baticim Bati Anadolu Cimento Sanayii AS(1)	7,506	33,023
Bera Holding AS(1)	107,853	49,566
BIM Birlesik Magazalar AS	17,069	233,312
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(1)	1,040	13,568
Bursa Cimento Fabrikasi AS	60,262	13,294
Cemtas Celik Makina Sanayi Ve Ticaret AS	3,609	922
Cimsa Cimento Sanayi VE Ticaret AS	15,955	18,656
Coca-Cola Icecek AS	36,117	55,463
Dogan Sirketler Grubu Holding AS	109,048	44,167
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	40,181	9,731
Dogus Otomotiv Servis ve Ticaret AS	6,500	40,067
EGE Endustri VE Ticaret AS	21	6,450
Enerya Enerji AS	4,102	32,289
Eregli Demir ve Celik Fabrikalari TAS	180,702	134,476
Ford Otomotiv Sanayi AS	2,380	66,365
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(1)	7,372	9,893
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	2,699	37,971
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	26,414	20,047
GSD Holding AS(1)	140,853	16,002
Haci Omer Sabanci Holding AS	96,276	251,163
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	8,190	12,708
Is Finansal Kiralama AS(1)	51,228	16,652
Is Yatirim Menkul Degerler AS	51,102	60,022
Isiklar Enerji ve Yapi Holding AS(1)	84,719	29,113
Jantsa Jant Sanayi Ve Ticaret AS	27,439	21,273
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A(1)	17,876	14,067
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B(1)	11,042	7,025
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	25,765	20,412
Kartonsan Karton Sanayi ve Ticaret AS(1)	321	795
Katilimevim Tasarruf Finansman AS	5,192	9,067
Kerevitas Gida Sanayi ve Ticaret AS(1)	41,113	17,626
KOC Holding AS	41,655	240,618
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	10,865	22,062
Logo Yazilim Sanayi Ve Ticaret AS	6,968	22,796
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	23,684	56,592
Menderes Tekstil Sanayi ve Ticaret AS(1)	29,472	9,217
MIA Teknoloji AS(1)	13,107	16,647
MLP Saglik Hizmetleri AS(1)	6,501	74,785
NET Holding AS(1)	27,535	36,210
Nuh Cimento Sanayi AS	1,986	18,354
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	104,778	18,646
Osmanli Yatirim Menkul Degerler AS	26,147	6,982
Oyak Cimento Fabrikalari AS(1)	13,849	28,949
Pegasus Hava Tasimaciligi AS(1)	17,026	107,121
Petkim Petrokimya Holding AS(1)	58,328	30,906
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	28,008	22,759
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	130,308	66,507
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	27,603	15,190
Sasa Polyester Sanayi AS(1)	249,144	29,110
Sekerbank Turk AS	222,755	29,906
Selcuk Ecza Deposu Ticaret ve Sanayi AS	15,486	35,931
Sok Marketler Ticaret AS	20,100	23,824
TAB Gida Sanayi Ve Ticaret AS, Class A	6,809	27,627
TAV Havalimanlari Holding AS(1)	16,093	127,190
Tekfen Holding AS(1)	43,726	103,633

Tofas Turk Otomobil Fabrikasi AS	4,881	27,885
Tukas Gida Sanayi ve Ticaret AS(1)	87,022	17,121
Turk Hava Yollari AO(1)	27,753	228,067
Turkcell Iletisim Hizmetleri AS, ADR(2)	39,945	264,835
Turkiye Halk Bankasi AS(1)	30,178	14,156
Turkiye Is Bankasi AS, C Shares	474,504	186,740
Turkiye Petrol Rafinerileri AS	55,685	236,522
Turkiye Sigorta AS	81,311	30,784
Turkiye Sinai Kalkinma Bankasi AS(1)	197,724	72,395
Turkiye Sise ve Cam Fabrikalari AS	87,906	103,004
Turkiye Vakiflar Bankasi TAO, D Shares(1)	165,480	110,663
Ulker Biskuvi Sanayi AS(1)	10,123	32,736
Usak Seramik Sanayii AS(1)	37,752	11,817
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	8,161	20,538
Vestel Beyaz Esya Sanayi ve Ticaret AS	34,840	17,166
Vestel Elektronik Sanayi ve Ticaret AS(1)	23,545	43,440
Yapi ve Kredi Bankasi AS	223,232	191,023
YEO Teknoloji Enerji VE Endustri AS(1)	9,363	15,021
Zorlu Enerji Elektrik Uretim AS(1)	118,717	14,524
		4,996,159
United States — 0.0%
Powerfleet, Inc. NJ(1)	264	1,858
WNS Holdings Ltd.(1)	1,577	85,521
		87,379
TOTAL COMMON STOCKS (Cost $475,924,062)		505,637,399
RIGHTS — 0.0%
Brazil — 0.0%
Grupo Mateus SA(1)	756	13
Hidrovias do Brasil SA(1)	42,412	70
		83
India — 0.0%
UPL Ltd.(1)	8,625	18,884
Indonesia — 0.0%
Adaro Energy Indonesia Tbk. PT(1)	480,633	62,608
South Korea — 0.0%
Ecopro HN Co. Ltd.(1)	415	—
Eoflow Co. Ltd.(1)	145	741
		741
Thailand — 0.0%
Thai Airways International PCL, NVDR(1)	30,600	9
TOTAL RIGHTS (Cost $—)		82,325
WARRANTS — 0.0%
Brazil — 0.0%
Gol Linhas Aereas Inteligentes SA(1)	11,284	1,294
Marisa Lojas SA(1)	3,891	142
		1,436
Malaysia — 0.0%
Ann Joo Resources Bhd.(1)	4,150	224
Perak Transit Bhd.(1)	2,086	108
PESTECH International Bhd.(1)	2,962	47
VS Industry Bhd.(1)	56,910	1,856
		2,235
Thailand — 0.0%
Better World Green PCL, NVDR(1)	114,350	134
Jasmine International PCL, NVDR(1)	185,337	3,458

Kiatnakin Phatra Bank PCL, NVDR(1)	2,092	80
MBK PCL, NVDR(1)	912	473
Roctec Global PCL, NVDR(1)	149,200	304
RS PCL, NVDR(1)	4,279	563
Thaifoods Group PCL, NVDR(1)	7,010	131
VGI PCL(1)	6,660	20
VGI PCL, NVDR(1)	2,886	117
		5,280
TOTAL WARRANTS (Cost $13,276)		8,951
SHORT-TERM INVESTMENTS — 2.5%
Money Market Funds — 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,350,485	3,350,485
State Street Navigator Securities Lending Government Money Market Portfolio(4)	9,409,714	9,409,714
TOTAL SHORT-TERM INVESTMENTS (Cost $12,760,199)		12,760,199
TOTAL INVESTMENT SECURITIES — 102.6% (Cost $488,697,537)		518,488,874
OTHER ASSETS AND LIABILITIES — (2.6)%		(12,952,886)
TOTAL NET ASSETS — 100.0%		$505,535,988

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	4	December 2024	$1,210,300	$57,294
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	21.7%
Information Technology	20.0%
Consumer Discretionary	14.0%
Industrials	10.4%
Materials	8.7%
Communication Services	7.0%
Consumer Staples	4.8%
Energy	4.3%
Health Care	3.7%
Utilities	3.3%
Real Estate	2.2%
Short-Term Investments	2.5%
Other Assets and Liabilities	(2.6)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $23,171,873. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $25,850,851, which includes securities collateral of $16,441,137.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$11,940,876	$12,213,499	—
Chile	377,939	2,198,964	—
China	24,854,710	98,027,464	—
Colombia	155,684	371,670	—
Czech Republic	—	696,737	—
Egypt	—	431,556	—
Greece	—	2,810,761	—
Hong Kong	2,558	562,556	—
Hungary	—	1,271,515	—
India	6,678,876	105,716,662	—
Indonesia	462,988	8,304,779	—
Malaysia	—	9,231,539	—
Mexico	3,128,504	7,059,195	—
Peru	1,541,253	—	—
Philippines	159,990	2,892,346	—
Poland	—	5,187,775	—
Russia	—	6	—
Singapore	—	15,204	—
South Africa	1,904,934	16,363,168	—
South Korea	4,827,008	50,413,263	—
Taiwan	32,788,824	78,521,375	—
Thailand	—	9,439,683	—
Turkey	264,835	4,731,324	—
United States	87,379	—	—
Rights	—	82,325	—
Warrants	—	8,951	—
Short-Term Investments	12,760,199	—	—
	$101,936,557	$416,552,317	—
Other Financial Instruments
Futures Contracts	$57,294	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.